Nuveen Core Bond Fund

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.5%

	CORPORATE BONDS – 39.7%

	Airlines – 0.3%

$339	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	AA+	$340,680

	Auto Components – 0.3%

355	Lear corporation	5.375%	3/15/24	Baa2	364,827

	Automobiles – 0.3%

325	General Motors Co	4.000%	4/01/25	BBB	320,922

	Banks – 3.9%

460	Barclays PLC	3.650%	3/16/25	A	448,518

315	Danske Bank A/S, 144A	5.375%	1/12/24	A	327,736

807	Fifth Third Bancorp	3.500%	3/15/22	A–	820,902

360	Huntington Bancshares Inc./OH	4.000%	5/15/25	A–	374,621

400	ING Groep NV	3.950%	3/29/27	A+	401,857

810	Santander UK PLC	2.125%	11/03/20	Aa3	800,943

570	SunTrust Bank/Atlanta GA	2.450%	8/01/22	A–	562,753

1,125	Wells Fargo & Co	3.550%	9/29/25	A+	1,145,132
4,847	Total Banks				4,882,462

	Beverages – 0.8%

585	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	A–	622,923

420	Keurig Dr Pepper Inc.	2.550%	9/15/26	BBB	383,198
1,005	Total Beverages				1,006,121

	Biotechnology – 0.7%

305	Biogen Inc.	3.625%	9/15/22	A–	309,901

595	Celgene corporation	3.625%	5/15/24	BBB+	605,246
900	Total Biotechnology				915,147

	Capital Markets – 4.7%

665	Charles Schwab corporation	3.000%	3/10/25	A	670,183

1,280	Goldman Sachs Group Inc./The	5.750%	1/24/22	A	1,373,163

360	Goldman Sachs Group Inc./The	6.750%	10/01/37	A–	440,690

365	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.850%	1/15/27	BBB	367,147

730	Lazard Group LLC	3.625%	3/01/27	A–	708,074

1,040	Morgan Stanley	4.000%	7/23/25	A	1,071,088

685	Morgan Stanley	3.950%	4/23/27	A–	686,249

550	State Street corporation	3.300%	12/16/24	AA–	564,237
5,675	Total Capital Markets				5,880,831

Nuveen Core Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance – 1.4%

$490	Capital One Financial corporation	3.750%	3/09/27	A–	$482,397

545	Discover Financial Services	5.200%	4/27/22	BBB+	576,318

640	John Deere Capital corporation	2.650%	6/24/24	A	634,146
1,675	Total Consumer Finance				1,692,861

	Chemicals – 0.4%

265	DowDuPont Inc.	4.493%	11/15/25	A–	282,498

255	Nutrien Ltd, (WI/DD)	4.200%	4/01/29	BBB	262,214
520	Total Chemicals				544,712

	Containers & Packaging – 0.4%

480	Packaging corporation of America	3.650%	9/15/24	BBB	482,905

	Diversified Financial Services – 6.3%

710	American Express Co	2.650%	12/02/22	A	706,196

157	Bank of America corporation	4.000%	4/01/24	A+	163,465

490	Bank of America corporation	3.875%	8/01/25	A+	507,665

1,000	Bank of America corporation	4.450%	3/03/26	A	1,042,728

140	Bank of America corporation	3.419%	12/20/28	A+	137,025

990	Berkshire Hathaway Inc.	3.125%	3/15/26	AA	1,000,879

645	Citigroup Inc.	4.500%	1/14/22	A	672,910

650	Citigroup Inc.	3.300%	4/27/25	A	649,526

635	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	588,425

505	JPMorgan Chase & Co	3.200%	1/25/23	AA–	512,158

695	JPMorgan Chase & Co	3.875%	9/10/24	A+	712,944

700	JPMorgan Chase & Co	4.260%	2/22/48	AA–	719,202

500	Voya Financial Inc.	3.650%	6/15/26	BBB	496,725
7,817	Total Diversified Financial Services				7,909,848

	Diversified Telecommunication Services – 2.1%

360	AT&T Inc.	3.800%	3/15/22	A–	369,431

715	AT&T Inc.	3.400%	5/15/25	A–	707,960

340	Occidental Petroleum corporation	3.400%	4/15/26	A	347,587

525	Telefonica Emisiones SA	4.103%	3/08/27	BBB	531,978

750	Verizon Communications Inc.	4.125%	8/15/46	A–	728,121
2,690	Total Diversified Telecommunication Services				2,685,077

	Electric Utilities – 0.2%

300	NextEra Energy Capital Holdings Inc., (WI/DD)	3.250%	4/01/26	A–	300,086

	Energy Equipment & Services – 1.3%

335	BP Capital Markets PLC, (3)	2.520%	9/19/22	A1	331,893

565	Chevron corporation	2.355%	12/05/22	AA	561,104

590	HSBC Holdings PLC	6.800%	6/01/38	A+	757,739
1,490	Total Energy Equipment & Services				1,650,736

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Equity Real Estate Investment Trust – 0.3%

$380	Crown Castle International corporation	3.700%	6/15/26	BBB	$379,100

	Food & Staples Retailing – 1.7%

495	CVS Health corporation	3.875%	7/20/25	BBB	501,258

730	Sysco corporation	3.750%	10/01/25	A3	747,524

395	Tyson Foods Inc.	4.000%	3/01/26	BBB	403,511

515	Walgreen Co	3.100%	9/15/22	BBB	518,538
2,135	Total Food & Staples Retailing				2,170,831

	Health Care Equipment & Supplies – 0.5%

630	Anthem Inc.	3.125%	5/15/22	A	635,407

	Health Care Providers & Services – 0.5%

620	UnitedHealth Group Inc.	2.875%	3/15/22	A+	623,870

	Hotels, Restaurants & Leisure – 0.9%

505	Hyatt Hotels corporation	3.375%	7/15/23	BBB	507,065

590	Spectra Energy Partners LP	4.750%	3/15/24	BBB+	628,950
1,095	Total Hotels, Restaurants & Leisure				1,136,015

	Insurance – 4.3%

131	Aflac Inc.	6.450%	8/15/40	A–	169,330

620	American International Group Inc.	3.750%	7/10/25	BBB+	621,124

375	CNA Financial corporation	3.450%	8/15/27	BBB+	366,366

750	Lincoln National corporation	4.000%	9/01/23	A–	784,163

600	MetLife Inc.	3.000%	3/01/25	A–	601,413

940	Prudential Financial Inc.	3.500%	5/15/24	A	973,155

525	Swiss Re Treasury US corporation, 144A	4.250%	12/06/42	AA–	540,924

465	Symetra Financial corporation	4.250%	7/15/24	Baa1	469,735

435	Unum Group	4.000%	3/15/24	BBB	441,399

365	Willis North America Inc.	3.600%	5/15/24	BBB	367,522
5,206	Total Insurance				5,335,131

	Internet & Direct Marketing Retail – 1.0%

560	Amazon.com Inc.	3.800%	12/05/24	AA–	589,093

655	eBay Inc.	3.800%	3/09/22	BBB+	669,340
1,215	Total Internet & Direct Marketing Retail				1,258,433

	IT Services – 0.5%

580	Visa Inc.	3.150%	12/14/25	AA–	590,217

	Machinery – 0.6%

375	CNH Industrial NV	3.850%	11/15/27	BBB	359,551

435	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/01/24	BBB	444,249
810	Total Machinery				803,800

Nuveen Core Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media – 2.3%

$385	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	BBB–	$382,372

660	Discovery Communications LLC	3.800%	3/13/24	BBB–	665,700

270	Fox corporation, 144A	4.709%	1/25/29	BBB	289,073

885	NBC Universal Media LLC	6.400%	4/30/40	A–	1,132,409

520	Viacom Inc.	4.375%	3/15/43	BBB	466,596
2,720	Total Media				2,936,150

	Metals & Mining – 0.4%

495	Nucor corporation	4.000%	8/01/23	A–	517,455

	Oil, Gas & Consumable Fuels – 0.7%

270	Sabine Pass Liquefaction LLC	5.875%	6/30/26	BBB–	300,510

540	Valero Energy corporation	3.400%	9/15/26	BBB	528,747
810	Total Oil, Gas & Consumable Fuels				829,257

	Professional Services – 0.3%

355	Verisk Analytics Inc.	4.125%	3/15/29	BBB+	364,335

	Road & Rail – 0.7%

615	Burlington Northern Santa Fe LLC	3.400%	9/01/24	A+	634,344

240	CSX corporation	4.250%	3/15/29	BBB+	255,071
855	Total Road & Rail				889,415

	Semiconductors & Semiconductor Equipment – 0.5%

630	Intel corporation, (3)	3.150%	5/11/27	A+	637,400

	Specialty Retail – 0.6%

520	Home Depot Inc./The	2.625%	6/01/22	A	523,370

245	Lowe's Cos Inc.	3.100%	5/03/27	BBB+	238,305
765	Total Specialty Retail				761,675

	Wireless Telecommunication Services – 0.8%

510	Rogers Communications Inc.	3.625%	12/15/25	BBB+	522,394

475	Vodafone Group PLC	4.375%	5/30/28	BBB+	483,249
985	Total Wireless Telecommunication Services				1,005,643
$48,704	Total Corporate Bonds (cost $48,962,658)				49,851,349

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 35.5%

$510	American Credit Acceptance Receivables Trust 2016-1A, Series ACAR 2016-1A C, 144A	5.550%	6/13/22	AAA	$514,896

847	American Homes 4 Rent 2014-SFR2 Trust, Series AH4R 2014-SFR2 A, 144A	3.786%	10/17/36	Aaa	870,550

343	Avid Automobile Receivables Trust 2018-1, Series AVID 2018-1 A, 144A	2.840%	8/15/23	A	341,232

260	Bank of America Commercial Mortgage Trust 2015-UBS7, Series BACM 2015-UBS7 C	4.507%	9/15/48	A–	266,819

1,000	Benchmark 2019-B9 Mortgage Trust, Series BMARK 2019-B9 A5	4.016%	3/15/52	AAA	1,061,993

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$650	BX TRUST BX 2018-MCSF A, 144A, (1-Month LIBOR reference rate + 0.577% spread), (4)	3.049%	4/15/35	AAA	$639,820

202	Carnow Auto Receivables Trust 2017-1, Series CNART 2017-1A A, 144A	2.920%	9/15/22	A	201,505

725	Cold Storage Trust, Commercial Mortgage Backed Securities, Series 2017-ICE3, 144A, (1-Month LIBOR reference rate + 1.000% spread), (4)	3.473%	4/15/36	AAA	725,006

625	COMM 2015-CCRE26 Mortgage Trust, Series COMM 2015-CR26 C	4.632%	10/10/48	A–	641,044

408	Countrywide Asset-Backed Securities Inc. , Asset-Backed Certificates Series 2003-BC3, (1-Month LIBOR reference rate + 0.620% spread), (4)	3.097%	9/25/33	A	399,320

581	Domino’s Pizza Master Issuer LLC, 144A, (3-Month LIBOR reference rate + 1.250%), (4)	3.830%	7/25/47	BBB+	579,511

453	Fannie Mae Mortgage Pool FN 725205	5.000%	3/01/34	Aaa	488,403

885	Fannie Mae Mortgage Pool FN 890310	4.500%	12/01/40	N/R	935,533

716	Fannie Mae Mortgage Pool FN 960605	5.000%	8/01/37	N/R	770,497

1,439	Fannie Mae Mortgage Pool FN AB2085	4.000%	1/01/41	N/R	1,492,236

2,140	Fannie Mae Mortgage Pool FN AB9659	3.000%	6/01/43	N/R	2,141,879

880	Fannie Mae Mortgage Pool FN AD1593	4.500%	2/01/40	N/R	930,812

1,182	Fannie Mae Mortgage Pool FN AE0217	4.500%	8/01/40	Aaa	1,249,555

1,182	Fannie Mae Mortgage Pool FN AE0981	3.500%	3/01/41	Aaa	1,207,490

550	Fannie Mae Mortgage Pool FN AH3804	4.000%	2/01/41	N/R	570,037

1,469	Fannie Mae Mortgage Pool FN AH5575	4.000%	2/01/41	N/R	1,524,333

1,169	Fannie Mae Mortgage Pool FN AH8954	4.000%	4/01/41	N/R	1,212,258

675	Fannie Mae Mortgage Pool FN AL0160	4.500%	5/01/41	N/R	713,247

1,299	Fannie Mae Mortgage Pool FN AL0215	4.500%	4/01/41	N/R	1,373,821

1,221	Fannie Mae Mortgage Pool FN AS6398	3.500%	12/01/45	N/R	1,242,235

986	Fannie Mae Mortgage Pool FN AU3353	3.000%	8/01/43	N/R	986,669

1,443	Fannie Mae Mortgage Pool FN BH7626	4.000%	8/01/47	N/R	1,491,341

1,194	Fannie Mae Mortgage Pool FN BM3257	3.500%	11/01/32	N/R	1,221,340

1,021	Fannie Mae Mortgage Pool FN MA1028	4.000%	4/01/42	N/R	1,059,311

1,291	Fannie Mae Mortgage Pool FN MA3495	4.000%	10/01/48	Aaa	1,330,285

1	Fannie Mae REMICS, Series FNR 1990-89 K	6.500%	7/25/20	N/R	645

437	Flagstar Mortgage Trust 2017-2, Series FSMT 2017-2 A5, 144A	3.500%	10/25/47	Aaa	436,955

506	FOCUS Brands Funding LLC, Series FOCUS 2017-1A A2II, 144A	5.093%	4/30/47	BBB	523,419

443	Freddie Mac Gold Pool G05852	5.500%	3/01/39	N/R	483,691

413	Freddie Mac Gold Pool G08687	3.500%	1/01/46	Aaa	420,982

1	Freddie Mac REMICS, Series FHR 1167 E	7.500%	11/15/21	N/R	1,292

2	Freddie Mac REMICS, Series FHR 1286 A	6.000%	5/15/22	N/R	2,087

585	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STACR 2018-SPI2 M1, 144A	3.818%	5/25/48	Aaa	584,210

1,775	Ginnie Mae I Pool AA5391	3.500%	6/15/42	N/R	1,823,201

619	Ginnie Mae II Pool MA2521	3.500%	1/20/45	N/R	633,324

534	Invitation Homes 2018-SFR2 Trust, 144A, (1-Month LIBOR reference rate + 0.900% spread), (4)	3.373%	6/17/37	Aaa	533,781

Nuveen Core Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$688	Invitation Homes 2018-SFR3 Trust, 144A, (1-Month LIBOR reference rate + 1.000% spread), (4)	3.474%	7/17/37	Aaa	$686,712

330	Invitation Homes Trust 2017-SFR3, 144A, (1-Month LIBOR reference rate + 0.850% spread), (4)	3.324%	12/17/36	Aaa	328,672

492	Jimmy Johns Funding LLC, Series JIMMY 2017-1A A2II, 144A	4.846%	7/30/47	BBB	507,167

756	JP Morgan Mortgage Trust 2016-1, Series JPMMT 2016-1 A5, 144A	3.500%	5/25/46	Aaa	758,711

510	Mid-State Capital Trust 2010-1, Series MDST 2010-1 B, 144A	7.000%	12/15/45	A	540,730

775	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series NRART 2017-T1 AT1, 144A	3.214%	2/15/51	AAA	777,157

453	New Residential Mortgage Loan Trust 2017-1, Series NRZT 2017-1A A1, 144A	4.000%	2/25/57	Aaa	460,911

473	New Residential Mortgage Loan Trust 2017-3, Series NRZT 2017-3A A1, 144A	4.000%	4/25/57	AA+	483,583

440	New Residential Mortgage Loan Trust 2017-6, Series NRZT 2017-6A A1, 144A	4.000%	8/27/57	Aaa	446,689

549	New Residential Mortgage Loan Trust 2018-5, Series NRZT 2018-5A A1, 144A	4.750%	12/25/57	Aaa	569,504

750	NRZ Advance Receivables Trust Advance Receivables Backed 2016-T3, Series NRART 2016-T3 AT3, 144A	2.833%	10/16/51	AAA	745,912

635	Ocwen Master Advance Receivables Trust, Series OMART 2018-T2 AT2, 144A	3.598%	8/15/50	AAA	638,531

547	Planet Fitness Master Issuer LLC, Series PLNT 2018-1A A2I, 144A	4.262%	9/05/48	BBB–	556,083

387	SBA Small Business Investment Cos, Series SBIC 2010-10B A	3.215%	9/10/20	N/R	389,488

346	Sofi Professional Loan Program 2016-A LLC, Series SOFI 2016-A A2, 144A	2.760%	12/26/36	Aaa	343,712

615	Sofi Professional Loan Program 2017-B LLC, Series SOFI 2017-B A2FX, 144A	2.740%	5/25/40	AAA	609,042

535	Tricon American Homes 2017-SFR1 Trust, Series TAH 2017-SFR1 A, 144A	2.716%	9/17/34	Aaa	527,631

957	Vendee Mortgage Trust 2011-1, Series VENDE 2011-1 DA	3.750%	2/15/35	N/R	969,133

620	Wendy’s Funding LLC, Series WEN 2015-1A A2II, 144A	4.080%	6/15/45	BBB	625,843
$43,520	Total Asset-Backed and Mortgage-Backed Securities (cost $43,975,687)				44,591,776

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 22.8%

$3,880	U.S. Treasury Bond, (3)	2.500%	1/31/21	Aaa	$3,894,247

4,160	U.S. Treasury Bond, (3)	2.500%	1/31/24	Aaa	4,210,375

3,800	U.S. Treasury Bond	2.625%	12/31/25	Aaa	3,875,109

1,000	U.S. Treasury Bond	1.625%	2/15/26	Aaa	956,055

500	U.S. Treasury Bond	2.250%	8/15/27	Aaa	495,645

6,200	U.S. Treasury Bond, (3)	2.875%	8/15/28	Aaa	6,448,484

2,530	U.S. Treasury Bond	3.125%	11/15/28	Aaa	2,686,445

1,325	U.S. Treasury Bond	2.625%	2/15/29	Aaa	1,350,775

1,255	U.S. Treasury Bond, (3)	2.750%	8/15/47	Aaa	1,240,097

1,190	U.S. Treasury Bond	2.750%	11/15/47	Aaa	1,175,683

2,120	U.S. Treasury Bond	3.000%	2/15/48	Aaa	2,198,755

140	U.S. Treasury Bond	3.375%	11/15/48	Aaa	156,171
$28,100	Total U.S. Government and Agency Obligations (cost $28,024,626)				28,687,841

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	MUNICIPAL BONDS – 0.9%

	Alabama – 0.5%

$590	Alabama Economic Settlement Authority, BP Settlement Revenue Bonds, Taxable Series 2016B, 3.163%, 9/15/25		No Opt. Call	A1	$593,782

	Florida – 0.4%

470	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Taxable Series 2018C, 4.280%, 10/01/41		10/28 at 100.00	A	485,345
$1,060	Total Municipal Bonds (cost $1,037,703)				1,079,127

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.6%

	Banks – 0.6%

$700	Wachovia Capital Trust III	5.570%	N/A (6)	Baa2	$690,935
$700	Total $1,000 Par (or similar) Institutional Preferred (cost $623,389)				690,935
	Total Long-Term Investments (cost $122,624,063)				124,901,028

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.8%

	Money Market Funds – 1.8%

2,203,425	First American Government Obligations Fund, Class X, (7)	2.361% (8)			$2,203,425
	Total Investments Purchased with Collateral from Securities Lending (Cost $2,203,425)				2,203,425

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%

174,767	First American Treasury Obligations Fund, Class Z	2.330% (8)			$174,767
	Total Short-Term Investments (cost $174,767)				174,767
	Total Investments (cost $125,002,255) – 101.4%				127,279,220
	Other Assets Less Liabilities – (1.4)% (9)				(1,706,218)
	Net Assets – 100%				$125,573,002

Nuveen Core Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Investments In Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Long	84	6/19	$9,643,948	$9,729,563	$85,614	$(19,032)
U.S. Treasury 10-Year Note	Long	8	6/19	991,562	993,750	2,188	(2,250)
U.S. Treasury Long Bond	Short	(2)	6/19	(292,032)	(299,313)	(7,280)	750
U.S. Treasury Ultra 10-Year Note	Long	1	6/19	129,894	132,781	2,887	(281)
U.S. Treasury Ultra Bond	Short	(13)	6/19	(2,134,611)	(2,184,000)	(49,389)	4,875
Total				$8,338,761	$8,372,781	$34,020	$(15,938)
*	The aggregate notional amount of long and short positions is $10,765,404 and $(2,426,643), respectively.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$49,851,349	$—	$49,851,349
Asset-Backed and Mortgage-Backed Securities	—	44,591,776	—	44,591,776
U.S. Government and Agency Obligations	—	28,687,841	—	28,687,841
Municipal Bonds	—	1,079,127	—	1,079,127
$1,000 Par (or similar) Institutional Preferred	—	690,935	—	690,935
Investments Purchased with Collateral from Securities Lending	2,203,425	—	—	2,203,425
Short-Term Investments:
Money Market Funds	174,767	—	—	174,767
Investments in Derivatives:
Futures Contracts*	34,020	—	—	34,020
Total	$2,412,212	$124,901,028	$—	$127,313,240
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,143,006.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage backed securities may be subject to periodic principal paydowns.

(6)	Perpetual security. Maturity date is not applicable.

(7)

The Fund may loan securities representing up to one third of the fair value of its total assets (which Includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(8)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(9)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen High Income Bond Fund

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 94.8%

	CORPORATE BONDS – 87.8%

	Aerospace & Defense – 1.9%

$1,875	Bombardier Inc., 144A	7.875%	4/15/27	B	$1,933,594

1,000	TransDigm Inc., 144A	7.500%	3/15/27	B–	1,023,750

3,000	TransDigm Inc., 144A	6.250%	3/15/26	Ba3	3,112,500
5,875	Total Aerospace & Defense				6,069,844

	Air Freight & Logistics – 0.3%

1,000	XPO Logistics Inc., 144A	6.500%	6/15/22	BB–	1,022,000

	Airlines – 0.7%

2,000	Virgin Australia Holdings Ltd, 144A	7.875%	10/15/21	B	2,040,000

	Auto Components – 1.9%

1,000	Adient Global Holdings Ltd, 144A, (3)	4.875%	8/15/26	B	735,000

1,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.375%	12/15/25	BB+	1,023,750

1,725	IHO Verwaltungs GmbH, 144A, (cash 4.750%, PIK 5.500%)	4.750%	9/15/26	BB+	1,638,750

2,500	Panther BF Aggregator 2 LP / Panther Finance Co Inc., 144A, (WI/DD)	8.500%	5/15/27	B	2,506,250
6,225	Total Auto Components				5,903,750

	Banks – 0.7%

2,500	Quicken Loans Inc., 144A	5.250%	1/15/28	Ba1	2,340,625

	Capital Markets – 1.5%

1,500	DKT Finance ApS, 144A	9.375%	6/17/23	B+	1,605,750

1,500	Donnelley Financial Solutions Inc.	8.250%	10/15/24	B	1,511,250

1,750	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	7.250%	8/15/24	BB–	1,723,750
4,750	Total Capital Markets				4,840,750

	Chemicals – 4.7%

1,500	CF Industries Inc.	5.375%	3/15/44	BB+	1,351,875

2,500	FXI Holdings Inc., 144A	7.875%	11/01/24	B	2,325,000

1,000	INEOS Group Holdings SA., 144A, (3)	5.625%	8/01/24	BB	997,500

560	Kraton Polymers LLC / Kraton Polymers Capital Corporation, 144A	7.000%	4/15/25	B	565,600

2,000	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	2,010,000

1,500	NOVA Chemicals Corporation, 144A	4.875%	6/01/24	BBB–	1,473,750

1,750	OCI NV, 144A	6.625%	4/15/23	BB–	1,814,750

1,000	Olin Corporation (3)	5.125%	9/15/27	BB+	1,011,250

2,000	Starfruit Finco BV / Starfruit US Holdco LLC, 144A, (3)	8.000%	10/01/26	B–	2,020,000

1,500	Tronox Finance PLC, 144A	5.750%	10/01/25	B–	1,391,250
15,310	Total Chemicals				14,960,975

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies – 3.7%

$1,000	ADT Security Corporation, 144A	4.875%	7/15/32	BB–	$810,000

1,500	APX Group Inc.	7.875%	12/01/22	B1	1,503,600

1,000	Brink’s Company, 144A	4.625%	10/15/27	BB+	967,500

2,000	Iron Mountain Inc., 144A	4.875%	9/15/27	BB–	1,920,000

525	KAR Auction Services Inc., 144A	5.125%	6/01/25	B	519,094

440	Prime Security Services Borrower LLC / Prime Finance Inc., 144A	9.250%	5/15/23	B–	462,000

775	Prime Security Services Borrower LLC / Prime Finance Inc., 144A, (WI/DD)	5.250%	4/15/24	BB–	775,000

2,250	Prime Security Services Borrower LLC / Prime Finance Inc., 144A, (WI/DD)	5.750%	4/15/26	BB–	2,250,000

2,300	Staples Inc., 144A	8.500%	9/15/25	B–	2,507,000
11,790	Total Commercial Services & Supplies				11,714,194

	Communications Equipment – 1.0%

500	CommScope Inc., 144A	5.500%	6/15/24	BB–	489,550

2,225	CommScope Finance LLC, 144A	8.250%	3/01/27	B+	2,308,437

425	ViaSat Inc., 144A	5.625%	4/15/27	BB+	432,484
3,150	Total Communications Equipment				3,230,471

	Construction & Engineering – 0.2%

700	AECOM	5.125%	3/15/27	BB–	676,375

	Construction Materials – 1.0%

1,150	Gates Global LLC / Gates Global Company, 144A	6.000%	7/15/22	B	1,154,496

2,000	James Hardie International Finance DAC, 144A	5.000%	1/15/28	BBB–	1,935,000
3,150	Total Construction Materials				3,089,496

	Consumer Finance – 2.2%

1,000	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B–	857,500

2,000	Enova International Inc., 144A	8.500%	9/15/25	B–	1,867,500

1,500	Refinitiv US Holdings Inc., 144A	6.250%	5/15/26	BB+	1,520,625

1,500	Refinitiv US Holdings Inc., 144A	8.250%	11/15/26	B+	1,471,875

1,325	Springleaf Finance Corp	6.125%	3/15/24	BB–	1,354,786
7,325	Total Consumer Finance				7,072,286

	Diversified Consumer Services – 0.3%

1,000	Frontdoor Inc., 144A	6.750%	8/15/26	B2	1,022,500

	Diversified Financial Services – 1.3%

675	Avolon Holdings Funding Ltd, 144A	5.250%	5/15/24	BB+	695,250

1,470	CNG Holdings Inc., 144A	9.375%	5/15/20	CCC+	1,447,950

1,750	Park Aerospace Holdings Ltd, 144A	5.500%	2/15/24	BB+	1,815,625
3,895	Total Diversified Financial Services				3,958,825

	Diversified Telecommunication Services – 4.3%

1,000	CSC Holdings LLC, 144A	10.875%	10/15/25	B+	1,154,500

2,000	Embarq Corp	7.995%	6/01/36	BB	1,947,500

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services (continued)

$1,875	Frontier Communications Corporation, 144A	8.500%	4/01/26	BB	$1,741,406

1,200	Frontier Communications Corporation, 144A	8.000%	4/01/27	BB	1,239,000

2,425	GCI LLC	6.875%	4/15/25	B+	2,531,094

3,150	Sprint Capital Corp	6.875%	11/15/28	B+	3,027,938

2,000	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	1,961,006

11	Xplornet Communications Inc., 144A, (cash 9.625%, PIK 10.625%)	9.625%	6/01/22	CCC	11,196
13,661	Total Diversified Telecommunication Services				13,613,640

	Electric Utilities – 2.6%

2,500	Calpine Corporation, 144A	5.250%	6/01/26	BB+	2,487,500

2,350	Talen Energy Supply LLC	6.500%	6/01/25	B	2,068,000

2,000	Terraform Global Operating LLC, 144A	6.125%	3/01/26	BB–	1,950,000

1,575	Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB	1,636,031
8,425	Total Electric Utilities				8,141,531

	Electrical Equipment – 0.5%

1,500	Energizer Gamma Acquisition Inc., 144A	6.375%	7/15/26	B+	1,537,500

	Energy Equipment & Services – 4.6%

625	Archrock Partners LP / Archrock Partners Finance Corp	6.000%	10/01/22	B+	629,688

1,850	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	1,886,445

1,500	Bausch Health Cos Inc., 144A	5.500%	3/01/23	B–	1,507,245

2,000	Bausch Health Cos Inc., 144A	6.125%	4/15/25	B–	1,980,000

2,000	Chesapeake Energy Corp	7.500%	10/01/26	B+	1,964,600

1,500	Ensco PLC	7.750%	2/01/26	B	1,265,625

2,704	Metro Exploration Holding Corp	0.000%	2/15/27	N/R	270

447	Metro Exploration Holding Corp, (10)	0.000%	2/15/27	N/R	—

1,000	Nabors Industries Inc., (3)	5.500%	1/15/23	BB	954,500

1,500	Shelf Drilling Holdings Ltd, 144A	8.250%	2/15/25	B–	1,421,250

2,000	Transocean Inc., 144A	7.250%	11/01/25	B	1,975,000

945	Transocean Pontus Ltd, 144A	6.125%	8/01/25	B+	956,812
18,071	Total Energy Equipment & Services				14,541,435

	Entertainment – 0.5%

1,400	Lions Gate Capital Holdings LLC., 144A	6.375%	2/01/24	B2	1,466,500

	Food & Staples Retailing – 1.5%

1,000	Aramark Services Inc.	4.750%	6/01/26	BB	997,500

2,000	Minerva Luxembourg SA., 144A	6.500%	9/20/26	BB–	1,984,800

1,819	New Albertsons LP	7.450%	8/01/29	CCC+	1,609,815
4,819	Total Food & Staples Retailing				4,592,115

	Food Products – 0.6%

2,000	Post Holdings Inc., 144A	5.625%	1/15/28	B+	1,985,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Gas Utilities – 1.4%

$1,500	AmeriGas Partners LP / AmeriGas Finance Corp	5.750%	5/20/27	BB	$1,481,250

1,500	AmeriGas Partners LP / AmeriGas Finance Corp	5.625%	5/20/24	BB	1,524,375

1,500	Superior Plus LP / Superior General Partner Inc., 144A	7.000%	7/15/26	BB	1,524,375
4,500	Total Gas Utilities				4,530,000

	Health Care Providers & Services – 4.4%

3,000	CHS/Community Health Systems Inc., 144A	8.000%	3/15/26	B	2,870,400

1,000	Envision Healthcare Corp, 144A (3)	8.750%	10/15/26	B–	891,250

1,000	HCA Inc.	7.500%	2/15/22	Ba2	1,102,800

250	HCA Inc.	5.625%	9/01/28	Ba2	264,375

800	HCA Inc.	5.875%	2/01/29	Ba2	861,960

1,475	MEDNAX Inc., 144A	6.250%	1/15/27	BBB–	1,491,594

625	RegionalCare Hospital Partners Holdings Inc., 144A	8.250%	5/01/23	B+	664,844

1,150	RegionalCare Hospital Partners Holdings Inc. / LifePoint Health Inc., 144A	9.750%	12/01/26	CCC+	1,196,000

2,000	Tenet Healthcare Corporation, (3)	6.750%	6/15/23	B–	2,060,000

1,000	Tenet Healthcare Corporation, (3)	7.000%	8/01/25	CCC+	1,012,500

1,350	Tenet Healthcare Corp, 144A	6.250%	2/01/27	Ba3	1,400,625
13,650	Total Health Care Providers & Services				13,816,348

	Health Care Technology – 0.5%

1,500	Exela Intermediate LLC / Exela Finance Inc., 144A	10.000%	7/15/23	B	1,527,375

	Hotels, Restaurants & Leisure – 1.3%

1,250	1011778 BC ULC / New Red Finance Inc., 144A	4.250%	5/15/24	BB–	1,237,500

1,500	Golden Nugget Inc., 144A	8.750%	10/01/25	CCC+	1,575,000

1,500	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	1/15/28	BB+	1,410,000
4,250	Total Hotels, Restaurants & Leisure				4,222,500

	Household Durables – 2.1%

1,790	Beazer Homes USA Inc., (3)	5.875%	10/15/27	B–	1,561,775

1,850	KB Home	6.875%	6/15/27	BB–	1,905,500

2,000	Lennar Corp	4.750%	11/29/27	Baa2	2,000,935

1,400	TRI Pointe Group Inc.	5.250%	6/01/27	BB–	1,288,000
7,040	Total Household Durables				6,756,210

	Independent Power & Renewable Electricity Producers – 0.6%

2,000	TerraForm Power Operating LLC, 144A	5.000%	1/31/28	BB	1,930,000

	Insurance – 1.2%

1,100	Acrisure LLC / Acrisure Finance Inc., 144A	8.125%	2/15/24	B	1,139,776

2,000	Genworth Holdings Inc., (3)	4.800%	2/15/24	B	1,650,000

1,000	Nationstar Mortgage Holdings Inc., 144A	9.125%	7/15/26	B	1,015,000
4,100	Total Insurance				3,804,776

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Interactive Media & Services – 0.4%

$1,500	Rackspace Hosting Inc., 144A, (3)	8.625%	11/15/24	B+	$1,336,320

	Leisure Products – 0.6%

2,000	Mattel Inc., 144A	6.750%	12/31/25	BB–	1,967,500

	Machinery – 1.4%

750	Apex Tool Group LLC / BC Mountain Finance Inc., 144A	9.000%	2/15/23	B–	720,000

1,000	Cleaver-Brooks Inc., 144A	7.875%	3/01/23	B	925,000

1,000	Cloud Crane LLC, 144A	10.125%	8/01/24	B	1,075,000

1,000	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	1,020,000

525	USA Compression Partners LP / USA Compression Finance Corporation., 144A	6.875%	9/01/27	BB–	533,531
4,275	Total Machinery				4,273,531

	Media – 8.0%

1,000	Altice France SA/France, 144A	7.375%	5/01/26	B	980,000

2,000	Altice France SA/France, 144A	8.125%	2/01/27	B	2,020,000

1,500	Altice Luxembourg SA, 144A	7.750%	5/15/22	B–	1,498,125

1,000	AMC Entertainment Holdings Inc., (3)	5.750%	6/15/25	B3	934,800

1,000	AMC Entertainment Holdings Inc.	6.125%	5/15/27	B3	903,750

2,000	CBS Radio Inc., 144A, (3)	7.250%	11/01/24	B–	1,990,000

1,000	CCO Holdings LLC / CCO Holdings Capital Corp	5.750%	1/15/24	BB+	1,026,250

2,000	CCO Holdings LLC / CCO Holdings Capital Corporation, 144A	5.875%	4/01/24	BB+	2,090,220

1,000	CCO Holdings LLC / CCO Holdings Capital Corporation, 144A	5.875%	5/01/27	BB+	1,037,800

2,500	CSC Holdings LLC, 144A	7.500%	4/01/28	B	2,678,875

1,450	CSC Holdings LLC, 144A	6.500%	2/01/29	BB	1,543,344

3,500	DISH DBS Corp	7.750%	7/01/26	BB–	3,045,000

1,000	Gray Television Inc., 144A	5.125%	10/15/24	BB–	1,002,500

1,000	Gray Television Inc., 144A	5.875%	7/15/26	BB–	1,017,700

2,000	Meredith Corp	6.875%	2/01/26	B+	2,105,000

1,330	Sirius XM Radio Inc., 144A	5.375%	7/15/26	BB	1,353,275
25,280	Total Media				25,226,639

	Metals & Mining – 5.8%

1,500	AK Steel Corporation (3)	7.000%	3/15/27	B–	1,256,700

2,000	Alcoa Nederland Holding BV, 144A	6.125%	5/15/28	BB+	2,060,000

2,000	Aleris International Inc., 144A, (3)	10.750%	7/15/23	CCC+	2,100,000

1,000	Eldorado Gold Corp, 144A	6.125%	12/15/20	B	978,700

1,500	First Quantum Minerals Ltd, 144A	7.500%	4/01/25	B	1,441,875

1,000	First Quantum Minerals Ltd, 144A	6.875%	3/01/26	B	927,500

1,000	FMG Resources August 2006 Pty Ltd, 144A	4.750%	5/15/22	BB+	1,000,000

2,000	Freeport-McMoRan Inc.	3.875%	3/15/23	Ba1	1,971,220

2,000	Northwest Acquisitions ULC / Dominion Finco Inc., 144A	7.125%	11/01/22	BB	1,760,000

1,500	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp, 144A	7.500%	6/15/25	BB–	1,518,750

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$1,500	Tronox Inc., 144A, (3)	6.500%	4/15/26	B–	$1,431,600

2,000	United States Steel Corp	6.875%	8/15/25	B	1,955,000
19,000	Total Metals & Mining				18,401,345

	Oil, Gas & Consumable Fuels – 10.8%

2,150	Antero Midstream Partners LP / Antero Midstream Finance Corporation, 144A	5.750%	3/01/27	BBB–	2,182,250

2,834	Armstrong Energy Inc., (4)	11.750%	12/15/19	N/R	28

1,750	Ascent Resources Utica Holdings LLC / ARU Finance Corporation, 144A	7.000%	11/01/26	BB–	1,682,188

1,350	California Resources Corporation, 144A, (3)	8.000%	12/15/22	B–	1,060,155

1,000	Calumet Specialty Products Partners LP / Calumet Finance Corporation, (3)	6.500%	4/15/21	B–	980,000

1,000	Calumet Specialty Products Partners LP / Calumet Finance Corporation, (3)	7.625%	1/15/22	B–	925,000

1,000	Cheniere Energy Partners LP, 144A	5.625%	10/01/26	BB	1,025,000

1,500	Denbury Resources Inc., 144A	7.500%	2/15/24	B	1,280,625

1,000	EnLink Midstream Partners LP	4.400%	4/01/24	BBB–	990,000

1,500	EP Energy LLC / Everest Acquisition Finance Inc., 144A	8.000%	2/15/25	Caa2	517,500

1,000	Genesis Energy LP / Genesis Energy Finance Corp	6.750%	8/01/22	B+	1,023,750

1,900	Genesis Energy LP / Genesis Energy Finance Corp	6.500%	10/01/25	B+	1,847,750

1,000	Murphy Oil Corp	6.875%	8/15/24	BBB–	1,058,770

1,000	Murphy Oil Corp	5.750%	8/15/25	BBB–	1,032,613

1,000	Oasis Petroleum Inc.	6.875%	3/15/22	BB–	1,010,000

1,000	Oasis Petroleum Inc.	6.875%	1/15/23	BB–	1,000,000

2,000	Oasis Petroleum Inc., 144A, (3)	6.250%	5/01/26	BB–	1,905,000

2,000	Peabody Energy Corporation, 144A	6.375%	3/31/25	BB	1,948,000

1,000	Range Resources Corp	5.750%	6/01/21	BB+	1,015,000

38	Sanjel Corporation, (10)	7.500%	N/A (5)	N/R	—

1,600	SM Energy Co	6.125%	11/15/22	BB–	1,600,000

1,000	SM Energy Co	5.625%	6/01/25	BB–	924,640

1,000	SM Energy Company, (3)	6.750%	9/15/26	BB–	958,750

1,800	Southwestern Energy Co	7.500%	4/01/26	BB	1,836,000

2,000	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB	2,031,800

1,500	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.875%	4/15/26	BB	1,585,500

425	Targa Resources Partners LP / Targa Resources Partners Finance Corporation, 144A	6.500%	7/15/27	BB	458,469

1,250	Targa Resources Partners LP / Targa Resources Partners Finance Corporation, 144A	6.875%	1/15/29	BB	1,360,938

1,000	Whiting Petroleum Corp	6.625%	1/15/26	BB	980,000
38,597	Total Oil, Gas & Consumable Fuels				34,219,726

	Personal Products – 0.2%

550	First Quality Finance Co Inc., 144A	5.000%	7/01/25	BB–	534,891

	Pharmaceuticals – 2.2%

200	Bausch Health Americas Inc., 144A	8.500%	1/31/27	B–	212,000

1,500	Bausch Health Cos Inc., 144A	5.875%	5/15/23	B–	1,515,000

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals (continued)

$200	Bausch Health Cos Inc., 144A	5.750%	8/15/27	Ba2	$205,000

2,475	Par Pharmaceutical Inc., 144A	7.500%	4/01/27	Ba3	2,509,031

1,000	Teva Pharmaceutical Finance Netherlands III BV	6.000%	4/15/24	BB	1,003,819

1,500	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	BB	1,513,386
6,875	Total Pharmaceuticals				6,958,236

	Real Estate Management & Development – 1.2%

1,500	Hunt Cos Inc., 144A	6.250%	2/15/26	BB–	1,398,750

2,500	WeWork Cos Inc., 144A, (3)	7.875%	5/01/25	BB–	2,300,000
4,000	Total Real Estate Management & Development				3,698,750

	Road & Rail – 1.0%

1,000	Avolon Holdings Funding Ltd, 144A	5.125%	10/01/23	BB+	1,017,500

2,000	United Rentals North America Inc.	6.500%	12/15/26	BB–	2,105,000
3,000	Total Road & Rail				3,122,500

	Software – 1.1%

1,850	SS&C Technologies Inc., 144A	5.500%	9/30/27	B+	1,868,500

2,000	West Corporation, 144A	8.500%	10/15/25	B3	1,720,000
3,850	Total Software				3,588,500

	Specialty Retail – 3.1%

2,000	Goeasy Ltd, 144A	7.875%	11/01/22	BB–	2,100,000

1,500	JC Penney Corp Inc., 144A	8.625%	3/15/25	BB–	877,500

3,000	L Brands Inc.	6.875%	11/01/35	Ba1	2,591,250

3,000	PetSmart Inc., 144A	5.875%	6/01/25	B3	2,512,500

1,750	PGT Escrow Issuer Inc., 144A	6.750%	8/01/26	B	1,815,625
11,250	Total Specialty Retail				9,896,875

	Technology Hardware, Storage & Peripherals – 0.6%

2,000	Western Digital Corp	4.750%	2/15/26	Baa3	1,907,500

	Tobacco – 0.5%

1,750	Pyxus International Inc., (3)	9.875%	7/15/21	CCC	1,540,000

	Trading Companies & Distributors – 1.1%

1,500	Beacon Roofing Supply Inc., 144A, (3)	4.875%	11/01/25	B+	1,425,000

2,000	H&E Equipment Services Inc.	5.625%	9/01/25	BB–	1,995,000
3,500	Total Trading Companies & Distributors				3,420,000

	U.S. Agency – 0.5%

1,500	Hilcorp Energy I LP / Hilcorp Finance Company, 144A	6.250%	11/01/28	BB+	1,503,750

	Wireless Telecommunication Services – 1.8%

1,900	C&W Senior Financing DAC, 144A	6.875%	9/15/27	BB–	1,904,750

1,900	Level 3 Financing Inc.	5.250%	3/15/26	BB	1,895,250

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services (continued)

$2,000	Telecom Italia SpA/Milano, 144A			5.303%	5/30/24	BBB–	$2,010,000
5,800	Total Wireless Telecommunication Services						5,810,000
$290,313	Total Corporate Bonds (cost $279,634,042)						277,813,084

Shares	Description (1), (6)						Value

	EXCHANGE-TRADED FUNDS – 1.6%

59,658	iShares iBoxx High Yield Corporate Bond ETF						$5,158,627
	Total Exchange-Traded Funds (cost $5,000,235)						5,158,627

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 1.6% (7)

	Banks – 1.1%

$1,200	Banco Bilbao Vizcaya Argentaria SA, (3)			6.125%	N/A (5)	Ba2	$1,071,000

1,000	Royal Bank of Scotland Group PLC			7.500%	N/A (5)	BB+	1,018,750

1,385	Societe Generale SA, 144A			6.750%	N/A (5)	BB+	1,277,662
3,585	Total Banks						3,367,412

	Capital Markets – 0.5%

1,500	Credit Suisse Group AG, 144A			7.500%	N/A (5)	BB	1,543,125
$5,085	Total Contingent Capital Securities (cost $4,962,026)						4,910,537

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 1.5%

	Commercial Services & Supplies – 0.4%

$1,250	AerCap Global Aviation Trust, 144A			6.500%	6/15/45	Ba1	$1,264,063

	Food Products – 0.6%

2,000	Land O’ Lakes Inc., 144A			7.000%	N/A (5)	BB	1,925,000

	Wireless Telecommunication Services – 0.5%

1,500	Vodafone Group PLC, (WI/DD)			7.000%	4/04/79	N/R	1,524,627
$4,750	Total $1,000 Par (or similar) Institutional Preferred (cost $4,774,218)						4,713,690

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 1.3% (8)

	Professional Services – 1.3%

$4,000	Dun & Bradstreet Corp., Term Loan B 1L	7.736%	3-Month LIBOR	5.000%	2/06/26	BB	$3,962,500
$4,000	Total Variable Rate Senior Loan Interests (cost $3,939,820)						3,962,500

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.7%

	Food Products – 0.3%

34,685	CHS Inc., (5)	6.750%		N/R	$895,914

	Oil, Gas & Consumable Fuels – 0.4%

60,000	NuStar Energy LP, (5)	8.500%		B1	1,425,600
	Total $25 Par (or similar) Retail Preferred (cost $2,168,792)				2,321,514

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.3%

	Nigeria – 0.3%

$1,000	Nigeria Government International Bond, 144A	7.625%	11/21/25	B+	$1,066,210
$1,000	Total Sovereign Debt (cost $1,000,000)				1,066,210

Shares	Description (1)				Value

	COMMON STOCKS – 0.0%

	Building Products – 0.0%

526	Dayton Superior Corporation, (10), (11)				$5

585	Dayton Superior Corporation, (10)				6
	Total Building Products				11

	Capital Markets – 0.0%

2,293	Adamas Finance Asia Ltd, (11)				1,204

	Energy Equipment & Services – 0.0%

3	SAExploration Holdings Inc., (11)				10

	Metals & Mining – 0.0%

499,059	Northland Resources SE, (10), (11)				4,991

	Oil, Gas & Consumable Fuels – 0.0%

1	Arch Coal Inc.				91

50,119	Connacher Oil and Gas Ltd, (11), (12)				50
	Total Oil, Gas & Consumable Fuels				141
	Total Common Stocks (cost $1,156,953)				6,357

Shares	Description (1)				Value

	WARRANTS – 0.0%

	Road & Rail – 0.0%

8,907	Jack Cooper Enterprises, (10)				$—
	Total Warrants (cost $0)				—
	Total Long-Term Investments (cost $302,636,086)				299,952,519

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 9.2%

	Money Market Funds – 9.2%

29,233,023	First American Government Obligations Fund, Class X, (13)	2.361% (14)	$29,233,023
	Total Investments Purchased with Collateral from Securities Lending (cost $29,233,023)		29,233,023

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 6.5%

	Money Market Funds – 6.5%

20,588,377	First American Treasury Obligations Fund, Class Z	2.330% (14)	$20,588,377
	Total Short-Term Investments (cost $20,588,377)		20,588,377
	Total Investments (cost $352,457,486) – 110.5%		349,773,919
	Other Assets Less Liabilities – (10.5)%		(33,346,141)
	Net Assets – 100%		$316,427,778

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual re port.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Corporate Bonds	$—	$277,813,084	$—	*	$277,813,084
Exchange-Traded Funds	5,158,627	—	—		5,158,627
Contingent Capital Securities	—	4,910,537	—		4,910,537
$1,000 Par (or similar) Institutional Preferred	—	4,713,690	—		4,713,690
Variable Rate Senior Loans Interests	—	3,962,500	—		3,962,500
$25 Par (or similar) Retail Preferred	2,321,514	—	—		2,321,514
Sovereign Debt	—	1,066,210	—		1,066,210
Common Stocks	1,305	50	5,002		6,357
Warrants	—	—	—	*	—
Investments Purchased with Collateral from Securities Lending	29,233,023	—	—		29,233,023
Short-Term Investments:
Money Market Funds	20,588,377	—	—		20,588,377
Total	$57,302,846	$292,466,072	$5,002		$349,773,920
*	Value equals zero as of the end of the reporting period.

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $28,153,407.

(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(5)	Perpetual security. Maturity date is not applicable.

(6)

A copy of the most recent financial statements for these exchange-traded funds and investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(7)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(8)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion, of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(11)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(12)	For fair value measurement purposes, investment classified as Level 2.

(13)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(14)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

ETF	Exchange-Traded Fund

LIBOR	London Inter-Bank Offered Rate

Nuveen Inflation Protected Securities Fund

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.8%

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 88.4%

$4,483	U.S. Treasury Bonds	2.000%	1/15/26	Aaa	$4,947,113

2,808	U.S. Treasury Bonds	2.375%	1/15/27	Aaa	3,212,025

39,127	U.S. Treasury Bonds	0.625%	1/15/24	Aaa	39,515,634

1,796	U.S. Treasury Bonds	1.750%	1/15/28	Aaa	1,984,646

1,206	U.S. Treasury Bonds	3.625%	4/15/28	Aaa	1,531,677

3,943	U.S. Treasury Bonds	3.875%	4/15/29	Aaa	5,210,593

3,319	U.S. Treasury Bonds	2.125%	2/15/40	Aaa	4,144,623

4,535	U.S. Treasury Bonds	2.125%	2/15/41	Aaa	5,693,581

18,637	U.S. Treasury Bonds	0.750%	2/15/42	Aaa	18,167,818

5,330	U.S. Treasury Bonds	1.375%	2/15/44	Aaa	5,896,874

2,656	U.S. Treasury Bonds	1.000%	2/15/46	Aaa	2,710,547

25,044	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/20	Aaa	24,927,468

24,509	U.S. Treasury Inflation Indexed Obligations	1.125%	1/15/21	Aaa	24,824,083

34,877	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/21	Aaa	34,605,619

26,691	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/22	Aaa	26,482,057

19,950	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/22	Aaa	19,747,734

6,173	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/22	Aaa	6,142,204

32,731	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/23	Aaa	32,368,522

5,067	U.S. Treasury Inflation Indexed Obligations	0.625%	4/15/23	Aaa	5,103,801

9,785	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/24	Aaa	9,665,474

9,739	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/25	Aaa	9,734,624

51,998	U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/26	Aaa	52,605,306

16,412	U.S. Treasury Inflation Indexed Obligations	0.375%	1/15/27	Aaa	16,272,400

7,790	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/27	Aaa	7,734,261

34,287	U.S. Treasury Inflation Indexed Obligations	0.500%	1/15/28	Aaa	34,225,991

13,287	U.S. Treasury Inflation Indexed Obligations	0.750%	7/15/28	Aaa	13,589,793

2,456	U.S. Treasury Inflation Indexed Obligations	2.500%	1/15/29	Aaa	2,912,282

25,420	U.S. Treasury Inflation Indexed Obligations	0.875%	1/15/29	Aaa	26,251,447

20,659	U.S. Treasury Inflation Indexed Obligations	0.625%	2/15/43	Aaa	19,459,067

18,070	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/45	Aaa	17,389,724

5,454	U.S. Treasury Inflation Indexed Obligations	0.875%	2/15/47	Aaa	5,404,187

3,011	U.S. Treasury Inflation Indexed Obligations	1.000%	2/15/48	Aaa	3,079,726

55,065	U.S. Treasury Notes	0.250%	1/15/25	Aaa	54,500,189

11,688	U.S. Treasury Notes	0.125%	7/15/26	Aaa	11,436,488
$548,003	Total U.S. Government and Agency Obligations (cost $548,562,765)				551,477,578

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 8.6%

$1,750	Citigroup Commercial Mortgage Trust 2015-GC29	4.280%	4/10/48	A–	$1,759,440

1,790	COMM 2015-CCRE22 Mortgage Trust	4.255%	3/10/48	A–	1,829,803

2,652	Deephaven Residential Mortgage Trust 2018-4, Series DRMT 2018-4A A1, 144A	4.080%	10/25/58	AAA	2,685,627

2,852	Domino’s Pizza Master Issuer LLC, Series DPABS 2017-1A A2I, 144A, (3-Month LIBOR reference rate + 1.250% spread), (3)	3.830%	7/25/47	BBB+	2,843,534

2,930	Domino’s Pizza Master Issuer LLC, Series DPABS 2017-1A A2II, 144A	3.082%	7/25/47	BBB+	2,894,917

2,177	DRIVEN BRANDS FUNDING LLC, Series HONK 2015-1A A2, 144A	5.216%	7/20/45	BBB–	2,255,003

2,300	Flagstar Mortgage Trust 2017-2, Series FSMT 2017-2 A5, 144A	3.500%	10/25/47	Aaa	2,301,818

2,329	FOCUS Brands Funding LLC, Series FOCUS 2017-1A A2II, 144A	5.093%	4/30/47	BBB	2,408,743

1,857	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STACR 2018-SPI3 M1, 144A	4.167%	8/25/48	Aaa	1,869,960

2,050	GS Mortgage Securities Trust 2015-GC32, Series GSMS 2015-GC32 D	3.345%	7/10/48	BBB–	1,814,387

1,393	Invitation Homes 2017-SFR2 Trust, Series IHSFR 2017-SFR2 A, 144A, (1-Month LIBOR reference rate + 0.850% spread), (3)	3.324%	12/17/36	Aaa	1,387,190

3,032	Invitation Homes 2018-SFR1 Trust, Series IHSFR 2018-SFR1 A, 144A, (1-Month LIBOR reference rate + 0.700% spread), (3)	3.174%	3/17/37	Aaa	2,991,243

2,709	Jimmy Johns Funding LLC, Series JIMMY 2017-1A A2I, 144A	3.610%	7/30/47	BBB	2,710,159

500	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series NRART 2016-T2 DT2, 144A	4.005%	10/15/49	BBB	497,616

2,565	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series NRART 2017-T1 DT1, 144A	4.002%	2/15/51	BBB	2,546,653

1,957	New Residential Mortgage Loan Trust 2017-6, Series NRZT 2017-6A A1, 144A	4.000%	8/27/57	Aaa	1,987,766

2,700	New Residential Mortgage Loan Trust 2018-5, Series NRZT 2018-5A A1, 144A	4.750%	12/25/57	Aaa	2,799,255

1,885	Ocwen Master Advance Receivables Trust, Series OMART 2018-T2 DT2, 144A	4.532%	8/15/50	BBB	1,895,254

2,487	Planet Fitness Master Issuer LLC, Series PLNT 2018-1A A2I, 144A	4.262%	9/05/48	BBB–	2,527,648

945	Sequoia Mortgage Trust 2017-CH2, Series SEMT 2017-CH2 A10, 144A	4.000%	12/25/47	Aaa	953,429

2,104	Sequoia Mortgage Trust 2018-CH4, Series SEMT 2018-CH4 A10, 144A	4.500%	10/25/48	Aaa	2,154,061

2,843	Shellpoint Co-Originator Trust 2017-2, Series SCOT 2017-2 A4, 144A	3.500%	10/25/47	Aaa	2,852,073

1,600	SPS Servicer Advance Receivables Trust, Series SPART 2018-T1 DT1, 144A	4.500%	10/17/50	BBB	1,602,942

626	TCF Auto Receivables Owner Trust 2015-2, Series TCFAT 2015-2A A4, 144A	2.550%	4/15/21	AAA	625,417

1,155	UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A	4.213%	3/10/46	A3	1,162,160

2,370	WFRBS Commercial Mortgage Trust 2011-C3, Series WFRBS 2011-C3 C, 144A	5.335%	3/15/44	A1	2,431,570
$53,558	Total Asset-Backed and Mortgage-Backed Securities (cost $53,555,118)				53,787,668

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 1.5%

	Airlines – 0.0%

$227	American Airlines 2013-2 Class B Pass Through Trust, 144A	5.600%	7/15/20	BBB–	$230,589

	Auto Components – 0.1%

300	American Axle & Manufacturing Inc	6.625%	10/15/22	B	307,125

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Automobiles – 0.1%

$465	General Motors Co	4.000%	4/01/25	BBB	$459,166

	Banks – 0.0%

170	CIT Group Inc	5.000%	8/01/23	BB+	178,288

	Building Products – 0.0%

250	Owens Corning	4.200%	12/15/22	BBB	256,675

	Chemicals – 0.1%

515	CF Industries Inc	3.450%	6/01/23	BB+	499,550

250	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	251,250
765	Total Chemicals				750,800

	Commercial Services & Supplies – 0.0%

124	RR Donnelley & Sons Co	7.875%	3/15/21	B–	127,255

	Construction Materials – 0.1%

300	Cemex SAB de CV, 144A	5.700%	1/11/25	BB	307,350

	Containers & Packaging – 0.0%

175	Graphic Packaging International LLC	4.875%	11/15/22	BB+	178,500

	Diversified Telecommunication Services – 0.0%

200	CenturyLink Inc	6.750%	12/01/23	BB	208,750

	Health Care Providers & Services – 0.4%

500	HCA Inc	4.250%	10/15/19	BBB–	502,564

1,715	Mayo Clinic	3.774%	11/15/43	AA	1,717,611
2,215	Total Health Care Providers & Services				2,220,175

	Hotels, Restaurants & Leisure – 0.1%

475	1011778 BC ULC / New Red Finance Inc., 144A	4.250%	5/15/24	BB–	470,250

	Media – 0.0%

200	CCO Holdings LLC / CCO Holdings Capital Corp	5.125%	2/15/23	BB+	203,500

	Metals & Mining – 0.1%

470	Freeport-McMoRan Inc	3.875%	3/15/23	Ba1	463,237

90	Hudbay Minerals Inc., 144A	7.250%	1/15/23	B+	93,037
560	Total Metals & Mining				556,274

	Mortgage Real Estate Investment Trust – 0.1%

475	Starwood Property Trust Inc	5.000%	12/15/21	BB–	488,062

	Oil, Gas & Consumable Fuels – 0.0%

150	Targa Resources Partners LP / Targa Resources Partners Finance Corp	4.250%	11/15/23	BB	149,438

	Real Estate Management & Development – 0.0%

200	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.250%	12/01/21	B	201,500

	Road & Rail – 0.1%

255	Hertz Corp/The, 144A	7.625%	6/01/22	B+	260,993

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Technology Hardware, Storage & Peripherals – 0.1%

$500	NCR Corp	5.000%	7/15/22	BB	$498,750

	Wireless Telecommunication Services – 0.2%

400	CenturyLink Inc	5.625%	4/01/20	BB	407,676

200	Sprint Communications Inc, 144A	7.000%	3/01/20	BB	205,250

400	Telecom Italia SpA/Milano, 144A	5.303%	5/30/24	BBB–	402,000
1,000	Total Wireless Telecommunication Services				1,014,926
$9,006	Total Corporate Bonds (cost $9,015,531)				9,068,366

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.3%

	Canada – 0.3%

$1,500	Quebec Province	7.50%	7/15/23	Aa2	$1,783,435
$1,500	Total Sovereign Debt (cost $1,767,597)				1,783,435
	Total Long-Term Investments (cost $612,901,011)				616,117,047

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.9%

5,500,474	First American Treasury Obligations Fund, Class Z	2.330% (4)			$5,500,474
	Total Short-Term Investments (cost $5,500,474)				5,500,474
	Total Investments (cost $618,401,485) – 99.7%				621,617,521
	Other Assets Less Liabilities – 0.3% (5)				1,934,623
	Net Assets – 100%				$623,552,144

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 2-Year Note	Short	(139)	6/19	$(29,519,790)	$(29,620,031)	$(100,241)	$30,406
U.S. Treasury 5-Year Note	Short	(149)	6/19	(17,092,863)	(17,258,390)	(165,527)	33,758
U.S. Treasury 10-Year Note	Long	75	6/19	9,215,735	9,316,406	100,671	(21,094)
U.S. Treasury Ultra 10-Year Note	Short	(31)	6/19	(4,053,524)	(4,116,219)	(62,695)	8,719
U.S. Treasury Ultra Bond	Short	(4)	6/19	(655,333)	(672,000)	(16,667)	1,500
Total				$(42,105,775)	$(42,350,234)	$(244,459)	$53,289
*	The aggregate notional amount of long and short positions is $9,215,735 and $(51,321,510), respectively.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
U.S. Government and Agency Obligations	$—	$551,477,578	$—	$551,477,578
Asset-Backed and Mortgage-Backed Securities	—	53,787,668	—	53,787,668
Corporate Bonds	—	9,068,366	—	9,068,366
Sovereign Debt	—	1,783,435	—	1,783,435
Short-Term Investments:
Money Market Funds	5,500,474	—	—	5,500,474
Investments in Derivatives:				—
Futures Contracts*	(244,459)	—	—	(244,459)
Total	$5,256,015	$616,117,047	$—	$621,373,062
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(5)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

Nuveen Short Term Bond Fund

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.3%

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 47.4%

$1,472	321 Henderson Receivables I LLC, Series HENDR 2005-1A A1, 144A, (1-Month LIBOR reference rate + 0.230% spread), (3)	2.703%	11/15/40	AAA	$1,404,104

1,034	321 Henderson Receivables I LLC, Series HENDR 2006-4A A1, 144A, (1-Month LIBOR reference rate + 0.200% spread), (3)	2.673%	12/15/41	AAA	1,015,527

378	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1, Series ACE 2003-MH1 M1, 144A	6.500%	8/15/30	AA	407,548

1,766	American Express Credit Account Master Trust, Series AMXCA 2014-1 A, (1-Month LIBOR reference rate + 0.370% spread), (3)	2.843%	12/15/21	AAA	1,766,727

2,267	Asset Backed Securities Corp Home Equity Loan Trust Series 2002-HE1, Series ABSHE 2002-HE1 M1, (1-Month LIBOR reference rate + 1.650% spread), (3)	4.123%	3/15/32	BBB	2,293,971

2,021	Avid Automobile Receivables Trust 2018-1, Series AVID 2018-1 A, 144A	2.840%	8/15/23	A	2,012,095

2,915	Bank of The West Auto Trust 2017-1, Series BWSTA 2017-1 A3, 144A	2.110%	1/15/23	AAA	2,892,102

1,062	BBCMS Trust 2014-BXO, Series BBCMS 2014-BXO D, 144A, (1-Month LIBOR reference rate + 3.000% spread), (3)	5.473%	8/15/27	AAA	1,062,487

3,000	BBCMS Trust 2015-STP, Series BBCMS 2015-STP C, 144A	4.427%	9/10/28	A–	3,022,345

931	Bear Stearns Asset Backed Securities Trust 2005-SD1, Series BSABS 2005-SD1 1M3, (1-Month LIBOR reference rate + 1.230% spread), (3)	3.707%	8/25/43	A	926,336

2,375	Cabela’s Credit Card Master Note Trust, Series CABMT 2014-2 A, (1-Month LIBOR reference rate + 0.450% spread), (3)	2.923%	7/15/22	AAA	2,376,104

2,500	Capital One Multi-Asset Execution Trust, Series COMET 2016-A2 A2, (1-Month LIBOR reference rate + 0.630% spread), (3)	3.103%	2/15/24	AAA	2,520,144

3,140	Carmax Auto Owner Trust 2018-4, Series CARMX 2018-4 A3	3.360%	9/15/23	AAA	3,193,340

1,615	CarMax Auto Owner Trust, Series CARMX 2019-1 A3	3.050%	3/15/24	AAA	1,628,689

1,022	Carnow Auto Receivables Trust 2017-1, Series CNART 2017-1A A, 144A	2.920%	9/15/22	A	1,019,041

743	Cascade Funding Mortgage Trust, Series CFMT 2018-RM1 A1, 144A	4.580%	6/25/48	N/R	745,263

4,000	Chase Issuance Trust, Series CHAIT 2016-A3 A3, (1-Month LIBOR reference rate + 0.550% spread), (3)	3.023%	6/15/23	AAA	4,028,520

1,941	CIG AUTO RECEIVABLES TRUST 2017-1, Series CIGAR 2017-1A A, 144A	2.710%	5/15/23	Aa1	1,936,884

2,000	Citibank Credit Card Issuance Trust, Series CCCIT 2017-A4 A4, (1-Month LIBOR reference rate + 0.220% spread), (3)	2.694%	4/07/22	AAA	2,000,989

2,000	Citibank Credit Card Issuance Trust, Series CCCIT 2017-A7 A7	2.844%	8/08/24	Aaa	2,004,498

2,000	Citibank Credit Card Issuance Trust, Series CCCIT 2018-A2 A2	2.817%	1/20/25	AAA	1,998,928

71	Citicorp Mortgage Securities Trust Series 2006-1, Series CMSI 2006-1 5A1	5.500%	2/25/26	N/R	71,104

2,000	Cold Storage Trust 2017-ICE3, Series COLD 2017-ICE3 A, 144A, (1-Month LIBOR reference rate + 1.000% spread), (3)	3.473%	4/15/36	AAA	2,000,016

1,000	Commercial Mortgage Lease-Backed Certificates Series 2001-CMLB-1, Series CMLBC 2001-CMLB C, 144A	8.050%	6/20/31	AA+	1,072,784

1,118	Conn’s Receivables Funding 2018-A LLC, Series CONN 2018-A A, 144A	3.250%	1/15/23	BBB	1,119,304

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$260		Credit Suisse First Boston Mortgage Securities Corp, Series CSFB 2003-23 3A4	5.750%	9/25/33	AA+	$273,336

1,261		Credit-Based Asset Servicing & Securitization LLC, Series CBASS 2007-SP1 A4, 144A	5.497%	12/25/37	AA	1,276,434

2,262		CSMC 2017-HL2 Trust, Series CSMC 2017-HL2 A3, 144A	3.500%	10/25/47	AAA	2,266,776

1,710		DB Master Finance LLC, Series DNKN 2019-1A A2I, 144A, (WI/DD)	3.787%	TBA	N/R	1,714,618

1,929		Deephaven Residential Mortgage Trust 2018-4, Series DRMT 2018-4A A1, 144A	4.080%	10/25/58	AAA	1,952,762

2,000		Discover Card Execution Note Trust, Series DCENT 2018-A2 A2	2.803%	8/15/25	AAA	1,996,611

3,500		Discover Card Execution Note Trust, Series DCENT 2018-A3 A3, (1-Month LIBOR reference rate + 0.230% spread), (3)	2.703%	12/15/23	AAA	3,497,909

2,462		Domino’s Pizza Master Issuer LLC, Series DPABS 2017-1A A2I, 144A, (3-Month LIBOR reference rate + 1.250% spread), (3)	4.021%	7/25/47	BBB+	2,455,556

2,000		Fannie Mae Connecticut Avenue Securities, Series CAS 2014-C02 1M2, (1-Month LIBOR reference rate + 2.600% spread), (3)	5.077%	5/25/24	Aaa	2,096,755

59		Fannie Mae Interest Strip, Series FNS 366 25	5.000%	9/25/24	N/R	1,621

1,992		Fannie Mae Pool MA2869	2.500%	1/01/27	N/R	1,983,712

2,346		Fannie Mae Pool MA3220	2.500%	12/01/27	N/R	2,340,258

6		Fannie Mae REMICS, Series FNR 1992-150 MA	5.500%	9/25/22	N/R	6,037

71		Fannie Mae REMICS, Series FNR 2004-90 GF, (1-Month LIBOR reference rate + 0.300% spread), (3)	2.777%	11/25/34	N/R	70,992

6		Fannie Mae REMICS, Series FNR 2011-6 BA	2.750%	6/25/20	N/R	5,614

1,085		Fifth Third Auto Trust 2017-1, Series FITAT 2017-1 A3	1.800%	2/15/22	AAA	1,078,476

2,031		Flagstar Mortgage Trust 2017-2, Series FSMT 2017-2 A5, 144A	3.500%	10/25/47	Aaa	2,032,622

1,955		Flagstar Mortgage Trust 2018-4, Series FSMT 2018-4 A4, 144A	4.000%	7/25/48	Aaa	1,977,452

2,600		Ford Credit Auto Owner Trust 2015-REV2, Series FORDR 2015-2 A, 144A	2.440%	1/15/27	AAA	2,589,278

2,300		Ford Credit Auto Owner Trust 2016-REV1, Series FORDR 2016-1 A, 144A	2.310%	8/15/27	AAA	2,281,567

19		Freddie Mac Gold Pool M30035	4.500%	4/01/22	N/R	19,101

1,238		Freddie Mac Multifamily Structured Pass Through Certificates, Series FHMS KLH1 A, (1-Month LIBOR reference rate + 0.700% spread), (3)	3.195%	11/25/22	N/R	1,240,063

—	(4)	Freddie Mac REMICS, Series FHR 1022 J	6.000%	12/15/20	N/R	380

96		Freddie Mac REMICS, Series FHR 3780 FE, (1-Month LIBOR reference rate + 0.400% spread), (3)	2.873%	12/15/20	N/R	96,431

1,623		Freddie Mac Structured Agency Credit Risk Debt Notes, Series STACR 2017-HQA2 M1, (1-Month LIBOR reference rate + 0.800% spread), (3)	3.286%	12/25/29	Aaa	1,623,456

1,754		Freddie Mac Structured Agency Credit Risk Debt Notes, Series STACR 2018-SPI1 M1, 144A	3.744%	2/25/48	BBB-	1,754,588

1,338		Freddie Mac Structured Agency Credit Risk Debt Notes, Series STACR 2018-SPI3 M1, 144A	4.167%	8/25/48	Aaa	1,347,677

925		Freddie Mac Structured Agency Credit Risk Debt Notes, Series STACR 2018-SPI4 M1, 144A	4.460%	11/25/48	BBB–	928,425

1,720		Galton Funding Mortgage Trust 2018-2, Series GFMT 2018-2 A41, 144A	4.500%	10/25/58	AAA	1,755,842

1,201		GLS Auto Receivables Trust 2018-1, Series GCAR 2018-1A A, 144A	2.820%	7/15/22	A	1,198,871

2,480		GM Financial Consumer Automobile Receivables Trust 2018-4, Series GMCAR 2018-4 A3	3.210%	10/16/23	AAA	2,508,935

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$334	GS Mortgage Securities Trust 2010-C1, Series GSMS 2010-C1 A1, 144A	3.679%	8/10/43	Aaa	$335,201

2,160	Honda Auto Receivables 2019-1 Owner Trust, Series HAROT 2019-1 A3	2.830%	3/20/23	AAA	2,173,632

485	IMac Home Equity Loan Trust 1998-3, Series IMCHE 1998-3 A7	6.720%	8/20/29	AA	486,819

1,282	Invitation Homes 2017-SFR2 Trust, Series IHSFR 2017-SFR2 A, 144A, (1-Month LIBOR reference rate + 0.850% spread), (3)	3.324%	12/17/36	Aaa	1,276,021

3,209	Invitation Homes 2018-SFR1 Trust, Series IHSFR 2018-SFR1 A, 144A, (1-Month LIBOR reference rate + 0.700% spread), (3)	3.174%	3/17/37	Aaa	3,165,490

2,057	Invitation Homes 2018-SFR2 Trust, Series IHSFR 2018-SFR2 A, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3)	3.373%	6/17/37	Aaa	2,054,821

2,708	Invitation Homes 2018-SFR3 Trust, Series IHSFR 2018-SFR3 A, 144A, (1-Month LIBOR reference rate + 1.000% spread), (3)	3.474%	7/17/37	Aaa	2,702,385

1,592	Invitation Homes 2018-SFR4 Trust, Series IHSFR 2018-SFR4 A, 144A, (1-Month LIBOR reference rate + 1.100% spread), (3)	3.574%	1/17/38	Aaa	1,600,765

2,655	Jimmy Johns Funding LLC, Series JIMMY 2017-1A A2I, 144A	3.610%	7/30/47	BBB	2,655,955

3,300	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, Series JPMCC 2010-C2 A3, 144A	4.070%	11/15/43	AAA	3,338,736

1,885	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3, Series JPMCC 2011-C3 A4, 144A	4.717%	2/15/46	AAA	1,935,446

2,970	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI, Series JPMCC 2017-MAUI A, 144A, (1-Month LIBOR reference rate + 0.830% spread), (3)	3.302%	7/15/34	AAA	2,958,803

2,605	JP Morgan Chase Commercial Mortgage Securities Trust 2018-BCON, Series JPMCC 2018-BCON A, 144A	3.735%	1/05/31	AAA	2,682,937

1,962	JP Morgan Mortgage Trust 2018-8, Series JPMMT 2018-8 A5, 144A	4.000%	1/25/49	Aaa	1,989,836

1,032	JP Morgan Mortgage Trust 2018-9, Series JPMMT 2018-9 A5, 144A, (WI/DD)	4.000%	TBA	AAA	1,046,554

500	JPMBB Commercial Mortgage Securities Trust 2014-C23, Series JPMBB 2014-C23 ASB	3.657%	9/15/47	Aaa	512,607

1,871	Mid-State Capital Trust 2010-1, Series MDST 2010-1 B, 144A	7.000%	12/15/45	A	1,982,677

1,335	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series NRART 2017-T1 AT1, 144A	3.214%	2/15/51	AAA	1,338,715

1,647	New Residential Mortgage LLC 2018-FNT2, Series NZES 2018-FNT2 D, 144A	4.920%	7/25/54	N/R	1,665,726

1,772	New Residential Mortgage LLC, Series NZES 2018-FNT1 D, 144A	4.690%	5/25/23	N/R	1,783,676

1,361	New Residential Mortgage Loan Trust 2014-2, Series NRZT 2014-2A A3, 144A	3.750%	5/25/54	AAA	1,371,387

798	New Residential Mortgage Loan Trust 2014-3, Series NRZT 2014-3A AFX3, 144A	3.750%	11/25/54	AA	806,033

1,356	New Residential Mortgage Loan Trust 2015-1, Series NRZT 2015-1A A3, 144A	3.750%	5/28/52	Aaa	1,372,465

1,509	New Residential Mortgage Loan Trust 2016-1, Series NRZT 2016-1A A1, 144A	3.750%	3/25/56	AAA	1,518,067

1,728	New Residential Mortgage Loan Trust 2017-1, Series NRZT 2017-1A A1, 144A	4.000%	2/25/57	Aaa	1,759,559

2,206	New Residential Mortgage Loan Trust 2018-1, Series NRZT 2018-1A A1A, 144A	4.000%	12/25/57	AA–	2,251,753

1,913	New Residential Mortgage Loan Trust 2018-5, Series NRZT 2018-5A A1, 144A	4.750%	12/25/57	Aaa	1,983,610

2,572	New Residential Mortgage Loan Trust 2018-NQM1, Series NRZT 2018-NQM1 A1, 144A	3.986%	11/25/48	AAA	2,624,734

3,400	Nissan Auto Lease Trust 2018-A, Series NALT 2018-A A3	3.250%	9/15/21	AAA	3,426,475

1,515	Nissan Auto Receivables 2017-C Owner Trust, Series NAROT 2017-C A3	2.120%	4/18/22	Aaa	1,506,992

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,430	NRZ Advance Receivables Trust Advance Receivables Backed 2016-T3, Series NRART 2016-T3 AT3, 144A	2.833%	10/16/51	AAA	$2,416,756

1,968	OBX 2018-EXP1 Trust, Series OBX 2018-EXP1 1A6, 144A	4.500%	4/25/48	AAA	1,998,240

2,279	OBX 2018-EXP2 Trust, Series OBX 2018-EXP2 1A1, 144A	4.000%	11/25/48	AAA	2,298,570

3,185	Ocwen Master Advance Receivables Trust, Series OMART 2016-T2 AT2, 144A	2.722%	8/16/49	AAA	3,178,821

2,200	Ocwen Master Advance Receivables Trust, Series OMART 2018-T2 AT2, 144A	3.598%	8/15/50	AAA	2,212,232

500	OneMain Financial Issuance Trust 2015-1, Series OMFIT 2015-1A B, 144A	3.850%	3/18/26	AAA	501,079

1,643	OneMain Financial Issuance Trust 2015-2, Series OMFIT 2015-2A C, 144A	4.320%	7/18/25	AA	1,645,729

2,500	OneMain Financial Issuance Trust 2016-2, Series OMFIT 2016-2A B, 144A	5.940%	3/20/28	AAA	2,520,551

2,985	Park Place Securities Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH, Series PPSI 2005-WCH1 M4, (1-Month LIBOR reference rate + 1.245% spread), (3)	3.722%	1/25/36	A	2,983,914

1,940	Planet Fitness Master Issuer LLC, Series PLNT 2018-1A A2I, 144A	4.262%	9/05/48	BBB–	1,971,566

2,213	Progress Residential 2017-SFR1 Trust, Series PROG 2017-SFR1 A, 144A	2.768%	8/17/34	Aaa	2,194,214

1,029	Prosper Marketplace Issuance Trust Series 2018-1, Series PMIT 2018-1A A, 144A	3.110%	6/17/24	A–	1,029,796

1,365	Prosper Marketplace Issuance Trust Series 2018-2, Series PMIT 2018-2A A, 144A	3.350%	10/15/24	A3	1,366,381

832	Sequoia Mortgage Trust 2017-CH2, Series SEMT 2017-CH2 A10, 144A	4.000%	12/25/47	Aaa	839,775

1,528	Sequoia Mortgage Trust 2018-CH4, Series SEMT 2018-CH4 A10, 144A	4.500%	10/25/48	Aaa	1,564,663

1,852	SoFi Professional Loan Program 2016-C LLC, Series SOFI 2015-C A2, 144A	2.510%	8/25/33	Aaa	1,823,487

2,007	SoFi Professional Loan Program 2016-C LLC, Series SOFI 2016-C A2B, 144A	2.360%	12/27/32	Aaa	1,978,396

2,610	SoFi Professional Loan Program 2016-D LLC, Series SOFI 2016-D A2B, 144A	2.340%	4/25/33	Aaa	2,562,815

522	SoFi Professional Loan Program 2017-A LLC, Series SOFI 2017-A A2A, 144A	1.550%	3/26/40	AAA	519,757

818	SoFi Professional Loan Program 2017-C LLC, Series SOFI 2017-C A2B, 144A	2.630%	7/25/40	AAA	803,213

2,045	SPS Servicer Advance Receivables Trust, Series SPART 2018-T1 AT1, 144A	3.620%	10/17/50	AAA	2,058,444

3,000	STACR Trust 2018-DNA2, Series STACR 2018-DNA2 M1, 144A, (1-Month LIBOR reference rate + 0.800% spread), (3)	3.277%	12/25/30	BBB+	2,999,184

1,100	Synchrony Card Issuance Trust, Series SYNIT 2018-A1 A	3.380%	9/15/24	AAA	1,119,125

582	TCF Auto Receivables Owner Trust 2016-1, Series TCFAT 2016-1A A3, 144A	1.710%	4/15/21	AAA	581,083

925	TCF Auto Receivables Owner Trust 2016-PT1, Series TCFAT 2016-PT1A A, 144A	1.930%	6/15/22	AAA	918,251

2,528	TCF Auto Receivables Owner Trust 2016-PT1, Series TCFAT 2016-PT1A B, 144A	2.920%	10/17/22	Aaa	2,523,075

3,000	Toyota Auto Receivables 2017-B Owner Trust, Series TAOT 2017-B A4	2.050%	9/15/22	AAA	2,971,267

1,990	Toyota Auto Receivables 2018-D Owner Trust, Series TAOT 2018-D A3	3.180%	3/15/23	AAA	2,017,470

2,170	Tricon American Homes 2017-SFR1 Trust, Series TAH 2017-SFR1 A, 144A	2.716%	9/17/34	Aaa	2,140,109

489	Veros Automobile Receivables Trust 2017-1, Series VEROS 2017-1 A, 144A	2.840%	4/17/23	N/R	488,547

1,272	Verus Securitization Trust 2018-3, Series VERUS 2018-3 A1, 144A	4.108%	10/25/58	AAA	1,293,360

1,565	VNDO 2013-PENN Mortgage Trust, Series VNDO 2013-PENN A, 144A	3.808%	12/13/29	AAA	1,585,650

7	Wells Fargo Mortgage Backed Securities 2005-AR16 Trust, Series WFMBS 2005-AR16 3A2	4.979%	3/25/35	AA+	7,624

2,273	Wendy’s Funding LLC, Series WEN 2015-1A A2II, 144A	4.080%	6/15/45	BBB	2,295,733

2,000	WFRBS Commercial Mortgage Trust 2011-C3, Series WFRBS 2011-C3 A4, 144A	4.375%	3/15/44	Aaa	2,050,488
$205,671	Total Asset-Backed and Mortgage-Backed Securities (cost $206,443,292)				206,658,247

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 35.2%

	Aerospace & Defense – 0.4%

$1,580	L3 Technologies Inc.	4.950%	2/15/21	BBB–	$1,632,548

	Air Freight Logistics – 0.2%

1,035	FedEx Corp	3.400%	1/14/22	BBB	1,049,126

	Airlines – 0.4%

207	Delta Air Lines 2011-1 Class A Pass Through Trust	5.300%	4/15/19	AAA	207,312

702	Delta Air Lines 2012-1 Class B Pass Through Trust, 144A	6.875%	5/07/19	BBB+	703,928

807	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	11/01/19	A+	824,288

196	US Airways 2001-1G Pass Through Trust	7.076%	3/20/21	A+	204,712
1,912	Total Airlines				1,940,240

	Auto Components – 0.2%

853	American Axle & Manufacturing Inc.	6.625%	10/15/22	B	873,259

	Automobiles – 1.4%

1,540	American Honda Finance Corp	2.650%	2/12/21	A	1,539,009

2,345	Ford Motor Credit Co LLC	5.584%	3/18/24	BBB	2,377,343

2,000	General Motors Financial Co Inc.	3.200%	7/13/20	BBB	2,005,059
5,885	Total Automobiles				5,921,411

	Banks – 5.7%

1,505	Bank of Montreal	2.900%	3/26/22	AA–	1,506,398

1,680	BB&T Corp	3.750%	12/06/23	A+	1,744,107

1,645	BNP Paribas SA	2.375%	5/21/20	Aa3	1,639,665

1,170	Danske Bank A/S, 144A	5.000%	1/12/22	A	1,198,210

1,900	Fifth Third Bancorp	2.875%	7/27/20	A–	1,903,156

1,485	Huntington National Bank/The	3.125%	4/01/22	A–	1,496,272

1,975	HSBC USA Inc.	2.750%	8/07/20	AA–	1,976,612

1,320	KeyBank NA/Cleveland OH	3.300%	2/01/22	A–	1,342,704

1,945	PNC Bank NA	2.500%	1/22/21	A+	1,943,373

2,000	Societe Generale SA, 144A	2.500%	4/08/21	A1	1,980,004

1,720	SunTrust Banks Inc.	2.900%	3/03/21	A–	1,724,534

5,135	Wells Fargo & Co	2.600%	7/22/20	A+	5,127,742

1,115	Zions Bancorp NA	3.350%	3/04/22	BBB+	1,124,641
24,595	Total Banks				24,707,418

	Beverages – 0.3%

1,320	Anheuser-Busch InBev Finance Inc.	2.650%	2/01/21	A–	1,318,018

	Biotechnology – 0.8%

1,375	Biogen Inc.	2.900%	9/15/20	A–	1,374,641

2,285	Celgene Corp	2.875%	8/15/20	BBB+	2,286,815
3,660	Total Biotechnology				3,661,456

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Markets – 3.5%

$2,075	Charles Schwab Corp/The	3.250%	5/21/21	A	$2,101,376

1,870	Goldman Sachs Group Inc./The	2.750%	9/15/20	A	1,867,716

1,300	Deutsche Bank AG/New York NY	3.150%	1/22/21	BBB+	1,280,634

4,000	Goldman Sachs Group Inc./The	2.875%	2/25/21	A	4,002,341

6,105	Morgan Stanley	3.125%	1/23/23	A	6,126,191
15,350	Total Capital Markets				15,378,258

	Commercial Services & Supplies – 0.5%

2,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/01/22	BBB–	2,026,387

	Consumer Finance – 1.8%

2,750	American Express Credit Corp	2.375%	5/26/20	A2	2,741,064

845	Capital One Financial Corp	2.500%	5/12/20	A–	842,387

1,355	Capital One Financial Corp	4.750%	7/15/21	A–	1,413,575

1,555	Discover Bank	3.200%	8/09/21	BBB+	1,562,614

1,250	Navient Corp	5.000%	10/26/20	BB	1,267,188
7,755	Total Consumer Finance				7,826,828

	Containers & Packaging – 0.3%

1,240	Packaging Corp of America	2.450%	12/15/20	BBB	1,231,663

	Diversified Financial Services – 5.9%

8,540	Bank of America Corp	2.250%	4/21/20	A+	8,494,984

1,820	CDP Financial Inc., 144A	2.750%	3/7/22	Aaa	1,831,614

1,720	Citigroup Inc.	4.500%	1/14/22	A	1,794,427

4,000	Citigroup Inc.	2.650%	10/26/20	A	3,990,510

2,020	General Electric Co	4.625%	1/07/21	BBB+	2,074,156

1,445	JPMorgan Chase & Co	3.200%	1/25/23	AA–	1,465,483

5,780	JPMorgan Chase & Co	4.625%	5/10/21	AA–	5,997,121
25,325	Total Diversified Financial Services				25,648,295

	Diversified Telecommunication Services – 1.7%

4,440	AT&T Inc.	2.800%	2/17/21	A–	4,437,247

1,290	Occidental Petroleum Corp	4.100%	2/01/21	A	1,319,982

1,815	Verizon Communications Inc.	3.450%	3/15/21	A–	1,843,903
7,545	Total Diversified Telecommunication Services				7,601,132

	Electric Utilities – 0.7%

1,825	Berkshire Hathaway Energy Co	2.375%	1/15/21	A–	1,817,371

1,050	NextEra Energy Capital Holdings Inc., (WI/DD)	2.900%	4/01/22	A–	1,051,247
2,875	Total Electric Utilities				2,868,618

	Energy Equipment & Services – 0.8%

1,700	BP Capital Markets America Inc.	2.520%	9/19/22	A1	1,684,232

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy Equipment & Services (continued)

$1,595	Schlumberger Holdings Corp, 144A	3.000%	12/21/20	AA–	$1,601,527
3,295	Total Energy Equipment & services				3,285,759

	Food & Staples Retailing – 0.7%

2,000	CVS Health Corp	2.800%	7/20/20	BBB	1,998,160

1,245	Sysco Corp	2.600%	10/01/20	A3	1,243,192
3,245	Total Food & Staples Retailing				3,241,352

	Food Products – 0.5%

2,175	Bunge Ltd Finance Corp	3.500%	11/24/20	BBB	2,185,801

	Health Care Equipment & Supplies – 0.3%

1,120	Abbott Laboratories	2.900%	11/30/21	BBB+	1,124,918

	Health Care Providers & Services – 0.8%

1,500	HCA Inc.	4.250%	10/15/19	BBB–	1,507,694

1,765	UnitedHealth Group Inc.	3.875%	10/15/20	A+	1,793,247
3,265	Total Health Care Providers & Services				3,300,941

	Hotels, Restaurants & Leisure – 0.3%

1,250	MGM Resorts International	6.750%	10/01/20	BB	1,310,938

	Insurance – 2.7%

2,415	American International Group Inc.	3.375%	8/15/20	BBB+	2,439,500

2,760	Berkshire Hathaway Finance Corp	4.250%	1/15/21	AA	2,848,805

1,500	Hartford Financial Services Group Inc./The	5.500%	3/30/20	BBB+	1,538,661

2,025	Marsh & McLennan Cos Inc.	2.350%	3/06/20	A–	2,018,293

1,570	Prudential Financial Inc.	4.500%	11/15/20	A	1,614,053

1,440	Unum Group	3.000%	5/15/21	BBB	1,439,776
11,710	Total Insurance				11,899,088

	Machinery – 0.3%

1,365	Ingersoll-Rand Luxembourg Finance SA	2.625%	5/01/20	BBB	1,361,820

	Media – 1.0%

1,735	21st Century Fox America Inc.	4.500%	2/15/21	A	1,777,458

1,600	Discovery Communications LLC	5.050%	6/01/20	BBB–	1,636,561

995	Fox Corporation, 144A	3.666%	1/25/22	BBB	1,014,881
4,330	Total Media				4,428,900

	Metals & Mining – 0.3%

1,250	Arconic Inc.	6.150%	8/15/20	BBB–	1,292,250

	Mortgage Real Estate Investment Trust – 0.2%

750	Starwood Property Trust Inc.	5.000%	12/15/21	BB–	770,625

	Oil, Gas & Consumable Fuels – 0.8%

1,550	Enterprise Products Operating LLC	2.800%	2/15/21	BBB+	1,551,119

750	Sabine Pass Liquefaction LLC	5.625%	2/01/21	BBB–	779,275

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,000	Southwestern Energy Company, (5)	5.300%	1/23/20	BB	$999,959
3,300	Total Oil, Gas & Consumable Fuels				3,330,353

	Specialty Retail – 0.4%

1,750	Home Depot Inc./The	2.625%	6/01/22	A	1,761,342

	Technology Hardware, Storage & Peripherals – 0.4%

1,420	Apple Inc.	2.250%	2/23/21	AA+	1,414,358

500	Dell Inc.	5.875%	6/15/19	Ba2	502,000
1,920	Total Technology Hardware, Storage & Peripherals				1,916,358

	Tobacco – 0.7%

1,570	Altria Group Inc.	2.850%	8/09/22	A3	1,566,823

1,465	Reynolds American Inc.	3.250%	6/12/20	BBB+	1,467,232
3,035	Total Tobacco				3,034,055

	Trading Companies & Distributors – 0.3%

1,500	Air Lease Corp	3.375%	6/01/21	BBB	1,507,250

	Wireless Telecommunication Services – 0.9%

1,500	CenturyLink Inc.	5.625%	4/01/20	BB	1,528,785

2,205	Vodafone Group PLC	4.375%	3/16/21	BBB+	2,267,111
3,705	Total Wireless Telecommunication Services				3,795,896
$151,895	Total Corporate Bonds (cost $153,073,822)				153,232,303

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 15.7%

$3,200	Federal Farm Credit Banks	3.050%	11/15/21	Aaa	$3,259,002

9,000	Federal Farm Credit Banks	2.800%	12/17/21	Aaa	9,113,534

5,500	Federal Home Loan Bank Bonds	1.500%	1/17/20	Aaa	5,458,617

4,525	U.S. Treasury Notes	1.000%	8/31/19	Aaa	4,497,779

4,500	U.S. Treasury Notes	1.000%	10/15/19	Aaa	4,465,020

9,000	U.S. Treasury Notes	1.750%	11/30/19	Aaa	8,959,570

10,000	U.S. Treasury Notes	1.625%	3/15/20	Aaa	9,926,953

1,500	U.S. Treasury Notes	2.125%	6/30/21	Aaa	1,495,430

12,500	U.S. Treasury Notes	1.750%	11/30/21	Aaa	12,342,773

2,605	U.S. Treasury Notes	1.875%	1/31/22	Aaa	2,579,459

6,500	U.S. Treasury Notes	2.500%	2/15/22	Aaa	6,549,512
$68,830	Total U.S. Government and Agency Obligations (cost $68,360,877)				68,647,649
	Total Long-Term Investments (cost $427,877,991)				428,538,199

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%

	Money Market Funds – 0.0%

60,623	First American Government Obligations Fund, Class X, (6)	2.361% (7)	$60,623
	Total Investments Purchased with Collateral from Securities Lending (cost $60,623)		60,623

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 2.1%

	Money Market Funds – 2.1%

8,942,376	First American Treasury Obligations Fund, Class Z	2.330% (7)	$8,942,376
	Total Short-Term Investments (cost $8,942,376)		8,942,376
	Total Investments (cost $436,880,990) – 100.4%		437,541,198
	Other Assets Less Liabilities – (0.4)% (8)		(1,577,758)
	Net Assets – 100%		$435,963,440

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 2-Year Note	Long	176	6/19	$37,372,917	$37,504,500	$131,583	$(38,500)
U.S. Treasury 5-Year Note	Long	67	6/19	7,684,225	7,760,484	76,260	(15,180)
Total				$45,057,142	$45,264,984	$207,843	$(53,680)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities	$—	$206,658,247	$—	$206,658,247
Corporate Bonds	—	153,232,303	—	153,232,303
U.S. Government and Agency Obligations	—	68,647,649	—	68,647,649
Investments Purchased with Collateral from Securities Lending	60,623	—	—	60,623
Short-Term Investments:
Money Market Funds	8,942,376	—	—	8,942,376
Investments in Derivatives:
Futures Contracts*	207,843	—	—	207,843
Total	$9,210,842	$428,538,199	$—	$437,749,041
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Principal Amount (000) rounds to less than $1,000.

(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $58,998.

(6)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(8)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

TBA	To be announced. Maturity date not know prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Core Plus Bond Fund Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.9%

	CORPORATE BONDS – 40.7%

	Aerospace & Defense – 0.9%

$1,530	Airbus SE, 144A	3.150%	4/10/27	A+	$1,530,034

1,295	BAE Systems Holdings Inc., 144A	3.850%	12/15/25	BBB	1,309,128
2,825	Total Aerospace & Defense				2,839,162

	Air Freight & Logistics – 0.3%

1,095	FedEx Corp	3.250%	4/01/26	Baa2	1,090,448

	Auto Components – 0.3%

990	Aptiv PLC	4.350%	3/15/29	BBB	1,005,728

	Airlines – 0.8%

1,149	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	AA+	1,154,774

1,321	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	11/01/19	A+	1,347,873
2,470	Total Airlines				2,502,647

	Automobiles – 0.5%

1,140	Ford Motor Credit Co LLC	5.584%	3/18/24	BBB	1,155,723

1,000	General Motors Co	5.000%	10/01/28	BBB	998,335
2,140	Total Automobiles				2,154,058

	Beverages – 0.5%

1,530	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	A–	1,629,182

	Banks – 3.1%

1,105	Banco Santander SA	3.800%	2/23/28	A	1,072,360

1,815	Barclays PLC	3.650%	3/16/25	A	1,769,696

1,135	BNP Paribas SA, 144A	4.375%	5/12/26	A	1,153,874

830	Danske Bank A/S, 144A	5.375%	1/12/24	A	863,558

990	Huntington Bancshares Inc./OH	4.000%	5/15/25	A–	1,030,208

1,000	ING Groep NV	3.950%	3/29/27	A+	1,004,643

1,175	Lloyds Banking Group PLC	4.450%	5/08/25	A+	1,220,281

895	SunTrust Bank/Atlanta GA	2.450%	8/01/22	A–	883,621

1,235	Wells Fargo & Co	4.600%	4/01/21	A+	1,275,836
10,180	Total Banks				10,274,077

	Building Products – 0.4%

425	American Woodmark Corp, 144A	4.875%	3/15/26	BB	415,438

1,025	Owens Corning	4.200%	12/15/22	BBB	1,052,367
1,450	Total Building Products				1,467,805

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Markets – 4.2%

$975	Charles Schwab Corp/The	2.650%	1/25/23	A	$975,469

1,665	Deutsche Bank AG/New York NY	4.875%	12/01/32	BBB	1,467,281

1,250	Goldman Sachs Group Inc./The	4.000%	3/03/24	A	1,288,185

660	Goldman Sachs Group Inc./The	5.250%	7/27/21	A	693,372

1,985	Goldman Sachs Group Inc./The	5.750%	1/24/22	A	2,129,476

935	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.850%	1/15/27	BBB	940,501

1,745	Lazard Group LLC	3.625%	3/01/27	A–	1,692,589

1,550	Morgan Stanley	5.500%	7/28/21	A	1,641,332

2,010	Morgan Stanley	3.950%	4/23/27	A–	2,013,665

1,140	Northern Trust Corp	3.950%	10/30/25	A+	1,203,907
13,915	Total Capital Markets				14,045,777

	Chemicals – 1.2%

1,260	Agrium Inc.	3.375%	3/15/25	BBB	1,229,449

450	Chemours Co/The	5.375%	5/15/27	BB–	447,044

760	DowDuPont Inc.	4.493%	11/15/25	A–	810,183

800	LYB International Finance BV	4.000%	7/15/23	BBB+	819,092

675	Nutrien Ltd, (WI/DD)	4.200%	4/01/29	BBB	694,096
3,945	Total Chemicals				3,999,864

	Commercial Services & Supplies – 0.2%

710	ADT Security Corp/The	4.125%	6/15/23	BB–	684,795

	Consumer Finance – 1.0%

950	Capital One Financial Corp	3.750%	3/09/27	A–	935,259

1,590	John Deere Capital Corp	2.650%	6/24/24	A	1,575,457

350	Navient Corp	6.750%	6/15/26	BB	335,125

600	Springleaf Finance Corp	6.125%	3/15/24	BB–	613,488
3,490	Total Consumer Finance				3,459,329

	Containers & Packaging – 0.1%

405	Crown Americas LLC / Crown Americas Capital Corp IV	4.500%	1/15/23	BB–	409,050

	Diversified Financial Services – 5.1%

255	Avolon Holdings Funding Ltd, 144A	5.250%	5/15/24	BB+	262,650

792	Bank of America Corp	4.000%	4/01/24	A+	824,612

2,250	Bank of America Corp	4.250%	10/22/26	A	2,313,363

1,422	Bank of America Corp	3.419%	12/20/28	A+	1,391,786

795	Citigroup Inc.	4.500%	1/14/22	A	829,401

1,000	Citigroup Inc.	3.750%	6/16/24	A	1,035,832

795	Citigroup Inc.	3.200%	10/21/26	A	779,291

2,000	Citigroup Inc.	4.300%	11/20/26	A–	2,034,281

1,380	Cooperative Rabobank UA	3.950%	11/09/22	A	1,405,809

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$1,700	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	$1,575,311

1,330	JPMorgan Chase & Co	4.500%	1/24/22	AA–	1,390,906

465	JPMorgan Chase & Co	3.200%	1/25/23	AA–	471,591

660	JPMorgan Chase & Co	3.900%	7/15/25	AA–	684,065

1,250	JPMorgan Chase & Co	4.260%	2/22/48	AA–	1,284,289

555	Quicken Loans Inc., 144A	5.250%	1/15/28	Ba1	519,619
16,649	Total Diversified Financial Services				16,802,806

	Diversified Telecommunication Services – 1.8%

2,270	AT&T Inc.	3.800%	3/15/22	A–	2,329,471

830	Qwest Corp	6.750%	12/01/21	BBB–	883,162

1,275	Telefonica Emisiones SA	4.103%	3/08/27	BBB	1,291,946

800	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	784,402

610	Verizon Communications Inc.	4.125%	8/15/46	A–	592,205
5,785	Total Diversified Telecommunication Services				5,881,186

	Education and Civic Organizations – 0.3%

1,170	Wake Forest University Baptist Medical Center	3.093%	6/01/26	A	1,161,904

	Electric Utilities – 0.9%

1,087	Berkshire Hathaway Energy Co	6.125%	4/01/36	A–	1,367,875

800	NextEra Energy Capital Holdings Inc., (WI/DD)	3.250%	4/01/26	A–	800,230

850	Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB	882,938
2,737	Total Electric Utilities				3,051,043

	Electrical Equipment – 0.2%

710	Park Aerospace Holdings Ltd, 144A	5.250%	8/15/22	BB+	727,679

	Energy Equipment & Services – 1.7%

500	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	509,850

1,110	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	A–	1,103,187

850	BP Capital Markets PLC, (3)	2.520%	9/19/22	A1	842,116

750	Ensco PLC	5.200%	3/15/25	B	581,475

1,080	HSBC Holdings PLC	4.375%	11/23/26	A+	1,107,165

1,070	Nabors Industries Inc., (3)	5.500%	1/15/23	BB	1,021,315

360	Oceaneering International Inc.	6.000%	2/01/28	BB+	342,000
5,720	Total Energy Equipment & Services				5,507,108

	Equity Real Estate Investment Trust – 0.8%

760	American Tower Corp	5.000%	2/15/24	BBB	820,664

785	Crown Castle International Corp	3.700%	6/15/26	BBB	783,140

870	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	892,580
2,415	Total Equity Real Estate Investment Trust				2,496,384

	Food & Staples Retailing – 1.1%

1,745	CVS Health Corp	4.300%	3/25/28	BBB	1,769,773

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food & Staples Retailing (continued)

$675	Sysco Corp	3.300%	7/15/26	A3	$670,641

1,025	Tyson Foods Inc.	3.950%	8/15/24	BBB	1,056,087
3,445	Total Food & Staples Retailing				3,496,501

	Food Products – 0.3%

1,045	Smithfield Foods Inc., 144A	4.250%	2/01/27	BBB	992,768

	Health Care Providers & Services – 1.2%

695	Centene Corp, 144A	5.375%	6/01/26	BB+	724,537

685	CHS/Community Health Systems Inc., 144A	8.000%	3/15/26	B	655,408

400	HCA Inc.	5.500%	6/15/47	BBB–	426,849

800	Tenet Healthcare Corp, 144A	6.250%	2/01/27	Ba3	830,000

1,150	UnitedHealth Group Inc.	4.750%	7/15/45	A+	1,301,858
3,730	Total Health Care Providers & Services				3,938,652

	Hotels, Restaurants & Leisure – 0.5%

345	1011778 BC ULC / New Red Finance Inc., 144A	5.000%	10/15/25	B	340,791

525	Hilton Domestic Operating Co Inc., 144A	5.125%	5/01/26	BB+	532,875

715	VOC Escrow Ltd, 144A	5.000%	2/15/28	Ba2	695,338
1,585	Total Hotels, Restaurants & Leisure				1,569,004

	Industrial Conglomerates – 0.5%

1,550	Siemens Financieringsmaatschappij NV, 144A	3.400%	3/16/27	A+	1,570,631

	Insurance – 2.6%

385	Aflac Inc.	6.450%	8/15/40	A–	497,648

975	CNA Financial Corp	3.450%	8/15/27	BBB+	952,550

585	Genworth Holdings Inc., (3)	4.800%	2/15/24	B	482,625

1,015	Liberty Mutual Group Inc., 144A	4.569%	2/01/29	BBB	1,056,628

1,215	Lincoln National Corp	4.000%	9/01/23	A–	1,270,344

1,000	Symetra Financial Corp	4.250%	7/15/24	Baa1	1,010,182

1,020	Unum Group	4.000%	3/15/24	BBB	1,035,005

850	Willis North America Inc.	3.600%	5/15/24	BBB	855,874

1,440	XLIT Ltd	4.450%	3/31/25	BBB+	1,500,085
8,485	Total Insurance				8,660,941

	Internet & Direct Marketing Retail – 0.2%

770	eBay Inc.	3.800%	3/09/22	BBB+	786,857

	Machinery – 0.8%

1,525	CNH Industrial NV	3.850%	11/15/27	BBB	1,462,173

585	Cummins Inc.	4.875%	10/01/43	A+	664,986

500	USA Compression Partners LP / USA Compression Finance Corp, 144A	6.875%	9/01/27	BB–	508,125
2,610	Total Machinery				2,635,284

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media – 1.5%

$725	AMC Networks Inc.	4.750%	8/01/25	BB	$719,562

685	Comcast Corp	6.400%	5/15/38	A–	878,938

705	Fox Corp, 144A	4.709%	1/25/29	BBB	754,803

540	NBC Universal Media LLC	6.400%	4/30/40	A–	690,962

715	SES SA, 144A	3.600%	4/04/23	Baa2	705,036

1,290	Warner Media LLC	3.875%	1/15/26	A–	1,295,325
4,660	Total Media				5,044,626

	Metals & Mining – 0.3%

535	Tronox Inc., 144A, (3)	6.500%	4/15/26	B–	510,604

465	United States Steel Corp	6.250%	3/15/26	B	434,817
1,000	Total Metals & Mining				945,421

	Oil, Gas & Consumable Fuels – 2.4%

850	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	3/01/27	BBB–	862,750

1,105	Enterprise Products Operating LLC	2.800%	2/15/21	BBB+	1,105,798

1,200	Harvest Operations Corp, 144A	4.200%	6/01/23	AA	1,255,340

630	Petro-Canada	6.800%	5/15/38	A–	816,777

1,110	Petroleos Mexicanos	6.500%	3/13/27	BBB+	1,114,673

645	Sabine Pass Liquefaction LLC	5.875%	6/30/26	BBB–	717,886

495	Targa Resources Partners LP / Targa Resources Partners Finance Corp	4.250%	11/15/23	BB	493,143

875	Western Midstream Operating LP	4.500%	3/01/28	BBB–	868,478

695	WPX Energy Inc.	5.750%	6/01/26	BB–	705,425
7,605	Total Oil, Gas & Consumable Fuels				7,940,270

	Paper & Forest Products – 0.7%

975	Domtar Corp	6.750%	2/15/44	BBB–	1,012,004

840	International Paper Co	8.700%	6/15/38	BBB	1,178,862
1,815	Total Paper & Forest Products				2,190,866

	Pharmaceuticals – 0.3%

275	Bausch Health Cos Inc., 144A	5.750%	8/15/27	Ba2	281,875

690	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	BB	696,157
965	Total Pharmaceuticals				978,032

	Professional Services – 0.3%

935	Verisk Analytics Inc.	4.125%	3/15/29	BBB+	959,586

	Road & Rail – 0.8%

815	CSX Corp	4.250%	3/15/29	BBB+	866,178

440	Hertz Corp/The, 144A	7.625%	6/01/22	B+	450,340

700	Union Pacific Corp	4.500%	9/10/48	A–	745,300

575	United Rentals North America Inc.	6.500%	12/15/26	BB–	605,188
2,530	Total Road & Rail				2,667,006

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Semiconductors & Semiconductor Equipment – 0.2%

$810	Intel Corporation, (3)	3.150%	5/11/27	A+	$819,515

	Software – 0.5%

410	CDK Global Inc.	5.875%	6/15/26	BB+	428,450

1,165	Microsoft Corp	3.300%	2/06/27	AAA	1,197,623
1,575	Total Software				1,626,073

	Specialty Retail – 1.0%

1,005	AutoNation Inc.	4.500%	10/01/25	BBB–	1,009,532

615	Lowe’s Cos Inc.	3.100%	5/03/27	BBB+	598,193

1,515	O’Reilly Automotive Inc.	4.875%	1/14/21	Baa1	1,566,121
3,135	Total Specialty Retail				3,173,846

	Technology Hardware, Storage & Peripherals – 0.3%

1,000	Apple Inc.	3.850%	5/04/43	AA+	1,011,713

	Trading Companies & Distributors – 0.1%

245	Ashtead Capital Inc., 144A	4.125%	8/15/25	BBB–	240,713

	Wireless Telecommunication Services – 0.8%

470	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	451,200

881	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	3.360%	9/20/21	Baa2	880,986

1,205	Vodafone Group PLC	4.375%	5/30/28	BBB+	1,225,928
2,556	Total Wireless Telecommunication Services				2,558,114
$132,382	Total Corporate Bonds (cost $133,128,481)				134,996,451

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 39.8%

$2,420	Ally Auto Receivables Trust 2017-3, Series ALLYA 2017-3 A4	2.010%	3/15/22	AAA	$2,396,738

1,630	Ally Auto Receivables Trust 2019-1, Series ALLYA 2019-1 A3	2.910%	9/15/23	Aaa	1,642,644

945	American Express Credit Account Master Trust, Series AMXCA 2017-1 A	1.930%	9/15/22	Aaa	939,251

1,509	American Homes 4 Rent 2014-SFR2 Trust, Series AH4R 2014-SFR2 A, 144A	3.786%	10/17/36	Aaa	1,550,817

2,500	BA Credit Card Trust, Series BACCT 2017-A1 A1	1.950%	8/15/22	Aaa	2,484,659

540	Banc of America Commercial Mortgage Trust 2015-UBS7, Series BACM 2015-UBS7 C	4.507%	9/15/48	A–	554,163

11	Banc of America Funding 2007-4 Trust, Series BAFC 2007-4 1A2	5.500%	6/25/37	C	225

2,165	BANK 2017-BNK4, Series BANK 2017-BNK4 A4	3.625%	5/15/50	Aaa	2,229,043

576	Bayview Financial Mortgage Pass-Through Trust 2005-D, Series BAYV 2005-D AF4	5.500%	12/28/35	Aa3	582,825

1,100	BBCMS Trust 2015-STP, Series BBCMS 2015-STP D, 144A	4.427%	9/10/28	BBB–	1,099,828

1,570	Benchmark 2019-B9 Mortgage Trust, Series BMARK 2019-B9 A5	4.016%	3/15/52	AAA	1,667,329

1,510	Capital One Multi-Asset Execution Trust, Series COMET 2016-A4 A4	1.330%	6/15/22	AAA	1,502,908

2,342	Citibank Credit Card Issuance Trust, Series CCCIT 2014-A1 A1	2.880%	1/23/23	Aaa	2,355,264

2,360	Citibank Credit Card Issuance Trust, Series CCCIT 2014-A6 A6	2.150%	7/15/21	Aaa	2,356,696

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,040		Citibank Credit Card Issuance Trust, Series CCCIT 2017-A8 A8	1.860%	8/08/22	AAA	$2,020,773

900		Citigroup Commercial Mortgage Trust 2015-GC29, Series CGCMT 2015-GC29 C	4.280%	4/10/48	A–	904,855

1,785		COMM 2015-CCRE22 Mortgage Trust, Series COMM 2015-CR22 C	4.255%	3/10/48	A–	1,824,692

1,485		COMM 2015-CCRE26 Mortgage Trust, Series COMM 2015-CR26 C	4.632%	10/10/48	A–	1,523,119

1,634		Credit Suisse First Boston Mortgage Securities Corp, Series CSFB 2003-8 DB1	6.171%	4/25/33	BB	1,702,697

930		Discover Card Execution Note Trust, Series DCENT 2015-A2 A	1.900%	10/17/22	AAA	923,339

1,485		Discover Card Execution Note Trust, Series DCENT 2017-A2 A2	2.390%	7/15/24	AAA	1,478,050

1,650		Dominos Pizza Master Issuer LLC, Series DPABS 2017-1A A2I, 144A, (3-Month LIBOR reference rate + 1.250% spread), (4)	3.830%	7/25/47	BBB+	1,645,222

1,719		Domino’s Pizza Master Issuer LLC, Series DPABS 2017-1A A2II, 144A	3.082%	7/25/47	BBB+	1,698,027

34		Fannie Mae Mortgage Pool FN 250551	7.000%	5/01/26	N/R	36,659

159		Fannie Mae Mortgage Pool FN 252255	6.500%	2/01/29	N/R	178,411

297		Fannie Mae Mortgage Pool FN 254169	6.500%	12/01/31	N/R	328,494

306		Fannie Mae Mortgage Pool FN 254379	7.000%	7/01/32	N/R	350,740

141		Fannie Mae Mortgage Pool FN 254513	6.000%	10/01/22	N/R	152,049

491		Fannie Mae Mortgage Pool FN 255575	5.500%	1/01/25	N/R	524,345

94		Fannie Mae Mortgage Pool FN 256845	6.500%	8/01/37	N/R	107,424

340		Fannie Mae Mortgage Pool FN 256852	6.000%	8/01/27	N/R	366,472

76		Fannie Mae Mortgage Pool FN 256890	6.000%	9/01/37	N/R	83,334

21		Fannie Mae Mortgage Pool FN 340798	7.000%	4/01/26	N/R	21,152

101		Fannie Mae Mortgage Pool FN 545813	7.000%	7/01/32	N/R	115,101

72		Fannie Mae Mortgage Pool FN 545815	7.000%	7/01/32	N/R	82,038

394		Fannie Mae Mortgage Pool FN 555798	6.500%	5/01/33	N/R	445,702

475		Fannie Mae Mortgage Pool FN 688330	6.000%	3/01/33	N/R	528,335

1,063		Fannie Mae Mortgage Pool FN 709446	5.500%	7/01/33	N/R	1,177,943

751		Fannie Mae Mortgage Pool FN 735273	6.500%	6/01/34	N/R	853,396

387		Fannie Mae Mortgage Pool FN 745101	6.000%	4/01/32	N/R	411,054

75		Fannie Mae Mortgage Pool FN 781776	6.000%	10/01/34	N/R	83,255

209		Fannie Mae Mortgage Pool FN 885536	6.000%	8/01/36	N/R	231,824

356		Fannie Mae Mortgage Pool FN 900555	6.000%	9/01/36	N/R	401,507

1,150		Fannie Mae Mortgage Pool FN 932323	4.500%	12/01/39	N/R	1,215,299

—	(5)	Fannie Mae Mortgage Pool FN 983077	5.000%	5/01/38	N/R	113

—	(5)	Fannie Mae Mortgage Pool FN 985344	5.500%	7/01/38	N/R	75

1,358		Fannie Mae Mortgage Pool FN AC1877	4.500%	9/01/39	N/R	1,434,777

1,130		Fannie Mae Mortgage Pool FN AD4375	5.000%	5/01/40	N/R	1,218,553

2,707		Fannie Mae Mortgage Pool FN AE7265	4.000%	1/01/41	N/R	2,808,181

1,350		Fannie Mae Mortgage Pool FN AS3907	4.000%	11/01/44	N/R	1,396,078

3,242		Fannie Mae Mortgage Pool FN AS6386	3.000%	12/01/45	N/R	3,233,154

1,791		Fannie Mae Mortgage Pool FN AS6652	3.500%	2/01/46	N/R	1,822,340

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,952		Fannie Mae Mortgage Pool FN AS6880	3.500%	3/01/46	N/R	$1,986,077

2,917		Fannie Mae Mortgage Pool FN AS7544	3.500%	7/01/46	N/R	2,965,555

2,388		Fannie Mae Mortgage Pool FN AT2722	3.000%	5/01/43	N/R	2,390,104

3,332		Fannie Mae Mortgage Pool FN BC0823	3.500%	4/01/46	N/R	3,389,086

2,287		Fannie Mae Mortgage Pool FN BM3257	3.500%	11/01/32	N/R	2,340,159

602		Fannie Mae Mortgage Pool FN MA1028	4.000%	4/01/42	N/R	624,876

1,284		Fannie Mae Mortgage Pool FN MA2484	4.000%	12/01/45	N/R	1,328,049

2,942		Fannie Mae Mortgage Pool FN MA3058	4.000%	7/01/47	Aaa	3,040,280

1,000		Fannie Mae Mortgage Pool FN MA3058	5.000%	12/01/48	Aaa	1,058,781

7,690		Fannie Mae Mortgage Pool FNCL 3.5 4/19l, (WI/DD)	3.500%	TBA	N/R	7,796,639

8,280		Fannie Mae Mortgage Pool FNCL 4 1/19l, (WI/DD)	4.000%	TBA	N/R	8,517,403

360		Fannie Mae Mortgage Pool FNCL 4.5 4/19l, (WI/DD)	4.500%	TBA	N/R	375,094

598		Fannie Mae Real Estate Mortgage Investment Conduit Trust 2003-W1, Series FNW 2003-W1 B1	3.492%	12/25/42	CCC	220,697

—	(5)	Fannie Mae Real Estate Mortgage Investment Conduit, Series FNR 1989-90 E	8.700%	12/25/19	N/R	75

2		Fannie Mae Real Estate Mortgage Investment Conduit, Series FNR 1990-102 J	6.500%	8/25/20	N/R	1,859

10		Fannie Mae Real Estate Mortgage Investment Conduit, Series FNR 1990-105 J	6.500%	9/25/20	N/R	9,933

—	(5)	Fannie Mae Real Estate Mortgage Investment Conduit, Series FNR 1990-30 E	6.500%	3/25/20	N/R	282

1		Fannie Mae Real Estate Mortgage Investment Conduit, Series FNR 1990-61 H	7.000%	6/25/20	N/R	1,069

1		Fannie Mae Real Estate Mortgage Investment Conduit, Series FNR 1990-72 B	9.000%	7/25/20	N/R	873

12		Fannie Mae Real Estate Mortgage Investment Conduit, Series FNR 1991-134 Z	7.000%	10/25/21	N/R	12,383

4		Fannie Mae Real Estate Mortgage Investment Conduit, Series FNR 1991-56 M	6.750%	6/25/21	N/R	4,042

1		Fannie Mae Real Estate Mortgage Investment Conduit, Series FNR 1992-120 C	6.500%	7/25/22	N/R	1,301

85		Fannie Mae Real Estate Mortgage Investment Conduit, Series FNR 1996-35 Z	7.000%	7/25/26	N/R	92,684

450		Fannie Mae Real Estate Mortgage Investment Conduit, Series FNR 2005-62 JE	5.000%	6/25/35	N/R	464,367

1,683		Fifth Third Auto Trust 2017-1, Series FITAT 2017-1 A3	1.800%	2/15/22	AAA	1,673,021

1,361		Flagstar Mortgage Trust 2018-4, Series FSMT 2018-4 A4, 144A	4.000%	7/25/48	Aaa	1,376,376

1,346		FOCUS Brands Funding LLC, Series FOCUS 2017-1A A2II, 144A	5.093%	4/30/47	BBB	1,392,396

60		Freddie Mac Gold Pool A15521	6.000%	11/01/33	N/R	64,715

260		Freddie Mac Gold Pool A17212	6.500%	7/01/31	N/R	287,493

163		Freddie Mac Gold Pool C00676	6.500%	11/01/28	N/R	180,956

4,787		Freddie Mac Gold Pool G08706	3.500%	5/01/46	Aaa	4,871,747

81		Freddie Mac Gold Pool H09059	7.000%	8/01/37	N/R	86,870

—	(5)	Freddie Mac REMICS, Series FHR 1022 J	6.000%	12/15/20	N/R	385

2		Freddie Mac REMICS, Series FHR 1118 Z	8.250%	7/15/21	N/R	1,900

1		Freddie Mac REMICS, Series FHR 1790 A	7.000%	4/15/22	N/R	794

6		Freddie Mac REMICS, Series FHR 188 H	7.000%	9/15/21	N/R	6,447

141		Freddie Mac REMICS, Series FHR 3591 FP, (1-Month LIBOR reference rate + 0.600%), (4)	3.073%	6/15/39	N/R	142,383

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$66	Ginnie Mae I Pool 537699	7.500%	11/15/30	N/R	$71,285

1,708	Ginnie Mae II Pool 4946	4.500%	2/20/41	Aaa	1,797,963

1,750	GS Mortgage Securities Trust 2019-GC38 A4	3.968%	2/10/52	AAA	1,852,601

350	GSMPS Mortgage Loan Trust 2005-RP2 1A2, 144A	7.500%	3/25/35	B1	375,527

381	GSMPS Mortgage Loan Trust 2005-RP3 1A2, 144A	7.500%	9/25/35	B3	403,169

830	Invitation Homes Trust 2017-SFR3 A, 144A, (1-Month LIBOR reference rate + 0.850% spread), (4)	3.324%	12/17/36	Aaa	826,514

1,466	Invitation Homes Trust 2018-SFR2 A, 144A, (1-Month LIBOR reference rate + 0.900% spread), (4)	3.373%	6/17/37	Aaa	1,464,356

1,910	JP Morgan Chase Commercial Mortgage Securities Corporation, Pass-Through Certificates Trust 2017-MAUI, 144A, (1-Month LIBOR reference rate + 0.830% spread), (4)	3.302%	7/15/34	AAA	1,902,799

2,055	JPMCC Commercial Mortgage Securities Trust 2017-JP5 A5	3.723%	3/15/50	Aaa	2,130,539

386	MASTR Alternative Loan Trust 2004-1 3A1	7.000%	1/25/34	BBB–	396,809

1,153	Mid-State Capital Corp Trust 2005-1 A	5.745%	1/15/40	AA	1,235,762

1,455	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series NRART 2017-T1 DT1, 144A	4.002%	2/15/51	BBB	1,444,593

1,165	New Residential Mortgage Loan Trust 2017-6A A1, 144A	4.000%	8/27/57	Aaa	1,183,726

1,915	Ocwen Master Advance Receivables Trust, Series OMART 2016-T2 DT2, 144A	4.446%	8/16/49	BBB	1,915,082

1,135	Sequoia Mortgage Trust 2018-CH4 A10, 144A	4.500%	10/25/48	Aaa	1,161,836

1,776	Shellpoint Co-Originator Trust 2017-2 A4, 144A	3.500%	10/25/47	Aaa	1,781,999

1,413	Starwood Waypoint Homes Trust, 2017-1, Series SWH 2017-1 A, 144A, (1-Month LIBOR + 0.950% spread), (4)	3.423%	1/17/35	Aaa	1,411,294

860	Taco Bell Funding LLC, Series BELL 2016-1A A2II, 144A	4.377%	5/25/46	BBB	878,171

1,400	Tricon American Homes 2017-SFR1 Trust, Series TAH 2017-SFR1 A, 144A	2.716%	9/17/34	Aaa	1,380,715

685	UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A	4.213%	3/10/46	A3	689,247

1,451	Vendee Mortgage Trust 2011-1, Series VENDE 2011-1 DA	3.750%	2/15/35	N/R	1,469,206

1,306	Volkswagen Auto Loan Enhanced, Series VALET 2018-1 A2A	2.810%	7/20/21	AAA	1,306,693

834	Wachovia Mortgage Loan Trust LLC Series 2005-B Trust, Series WMLT 2005-B 1A1	4.533%	10/20/35	D	819,336

2,650	Wells Fargo Commercial Mortgage Trust 2015-C29, Series WFCM 2015-C29 A4	3.637%	6/15/48	Aaa	2,726,174
$129,565	Total Asset-Backed and Mortgage-Backed Securities (cost $130,366,099)				132,023,516

Principal Amount (000)	Description (1)	Coupon	Maturity	Rating (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 6.8%

$5,285	U.S. Treasury Bond	2.750%	11/15/47	Aaa	$5,221,415

3,633	U.S. Treasury Inflation Indexed Bonds	0.500%	1/15/28	Aaa	3,626,325

10,380	U.S. Treasury Note	1.750%	9/30/22	Aaa	10,214,163

3,235	U.S. Treasury Note	2.625%	2/15/29	Aaa	3,297,931
$22,533	Total U.S. Government and Agency Obligations (cost $22,008,123)				22,359,834

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.7%

	Banks – 1.8%

$590	Bank of America Corp	6.300%	N/A (6)	BBB–	$640,888

1,065	Bank of America Corp	6.100%	N/A (6)	BBB–	1,126,887

785	Citigroup Inc.	5.950%	N/A (6)	BB+	800,700

1,500	JPMorgan Chase & Co	6.750%	N/A (6)	Baa2	1,644,495

825	KeyCorp	5.000%	N/A (6)	Baa3	806,932

1,085	SunTrust Banks Inc.	5.050%	N/A (6)	Baa3	1,061,998
5,850	Total Banks				6,081,900

	Capital Markets – 0.7%

755	Bank of New York Mellon Corp/The	4.950%	N/A (6)	Baa1	762,550

780	Goldman Sachs Group Inc./The	5.300%	N/A (6)	Ba1	785,070

625	State Street Corp	5.250%	N/A (6)	Baa1	638,281
2,160	Total Capital Markets				2,185,901

	Commercial Services & Supplies – 0.2%

770	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	778,663

	Consumer Finance – 0.6%

985	American Express Co	5.200%	N/A (6)	Baa2	989,925

935	Capital One Financial Corp	5.550%	N/A (6)	Baa3	949,025
1,920	Total Consumer Finance				1,938,950

	Diversified Financial Services – 0.3%

825	Voya Financial Inc.	6.125%	N/A (6)	BB+	837,375

	Food Products – 0.4%

1,300	Land O’ Lakes Inc., 144A	8.000%	N/A (6)	BB	1,339,000

	Industrial Conglomerates – 0.2%

891	General Electric Co	5.000%	N/A (6)	BBB–	830,457

	Insurance – 1.3%

1,220	Aegon NV	5.500%	4/11/48	Baa1	1,218,694

1,220	American International Group Inc.	5.750%	4/01/48	Baa2	1,189,195

940	MetLife Inc.	5.250%	N/A (6)	BBB	947,840

960	Prudential Financial Inc.	5.200%	3/15/44	BBB+	970,392
4,340	Total Insurance				4,326,121

	Wireless Telecommunication Services – 0.2%

675	Vodafone Group PLC, (WI/DD)	7.000%	4/04/79	N/R	686,082
$18,731	Total $1,000 Par (or similar) Institutional Preferred (cost $18,747,105)				19,004,449

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		CONTINGENT CAPITAL SECURITIES – 2.4% (7)

		Banks – 1.9%

$770		Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (6)	Baa2	$815,238

925		BNP Paribas SA, 144A	6.625%	N/A (6)	BBB–	923,844

1,520		Credit Agricole SA, 144A, (3)	7.875%	N/A (6)	BBB–	1,631,291

275		Nordea Bank Abp, 144A	6.625%	N/A (6)	BBB	274,656

1,250		Nordea Bank Abp, 144A	6.125%	N/A (6)	BBB	1,218,750

870		Societe Generale SA, 144A	6.750%	N/A (6)	BB+	802,575

590		Standard Chartered PLC, 144A	7.500%	N/A (6)	Ba1	615,075
6,200		Total Banks				6,281,429

		Capital Markets – 0.5%

655		Credit Suisse Group AG, 144A	7.500%	N/A (6)	BB	673,831

925		UBS Group Funding Switzerland AG, Reg S	7.000%	N/A (6)	BBB–	974,719
1,580		Total Capital Markets				1,648,550
$7,780		Total Contingent Capital Securities ($8,073,509)				7,929,979

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 1.6%

		Argentina – 0.1%

$665		Argentine Republic Government International Bond	6.875%	1/11/48	B	$488,775

		Egypt – 0.4%

1,200		Egypt Government International Bond, 144A	5.577%	2/21/23	B+	1,191,192

		Germany – 1.1%

3,100	EUR	Bundesrepublik Deutschland Bundesanleihe, RegS	0.250%	2/15/27	N/R	3,619,488
		Total Sovereign Debt (cost $5,304,103)				5,299,455

Principal Amount (000)		Description (1)	Optional Call Provisions (9)		Ratings (2)	Value

		MUNICIPAL BONDS – 0.9%

		Florida – 0.4%

$1,300		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Taxable Series 2018C, 4.280%, 10/01/41	10/28 at 100.00		A	$1,342,445

		Georgia – 0.3%

750		Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57	No Opt. Call		BBB+	887,295

		Wisconsin – 0.2%

780		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2018B, 4.269%, 7/01/40	No Opt. Call		AA–	819,811
$2,830		Total Municipal Bonds (cost $2,864,191)				3,049,551
		Total Long-Term Investments (cost $320,491,611)				324,663,235

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.4%

	Money Market Funds – 1.4%

4,770,165	First American Government Obligations Fund, Class X, (10)	2.361% (11)	$4,770,165
	Total Investments Purchased with Collateral from Securities Lending (cost $4,770,165)		4,770,165

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 8.0%

	Money Market Funds – 8.0%

26,362,784	First American Government Obligations Fund, Class Z	2.330% (11)	$26,362,784
	Total Short-Term Investments (cost $26,362,784)		26,362,784
	Total Investments (cost $355,796,184) – 107.3%		355,796,184
	Other Assets Less Liabilities – (7.3)% (12)		(24,201,419)
	Net Assets – 100%		$331,594,765

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	3,579,365	Euro	3,133,003	Bank of America, N.A.	5/31/19	$45,721

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Long	55	6/19	$6,307,945	$6,370,547	$62,602	$(12,461)
U.S. Treasury 10-Year Note	Short	(213)	6/19	(26,112,814)	(26,458,594)	(345,780)	52,528
U.S. Treasury Long Bond	Long	84	6/19	12,213,084	12,571,125	358,041	(31,500)
U.S. Treasury Ultra 10-Year Note	Long	20	6/19	2,616,613	2,655,625	39,012	(5,625)
U.S. Treasury Ultra Bond	Long	64	6/19	10,322,775	10,752,000	429,225	(24,000)
Total				$5,347,603	$5,890,703	$543,100	$(21,058)
*	The aggregate notional amount of long and short positions is $31,460,417 and $(26,112,814), respectively.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$134,996,451	$—	$134,996,451
Asset-Backed and Mortgage-Backed Securities	—	132,023,516	—	132,023,516
U.S. Government and Agency Obligations	—	22,359,834	—	22,359,834
$1,000 Par (or similar) Institutional Preferred	—	19,004,449	—	19,004,449
Contingent Capital Securities	—	7,929,979	—	7,929,979
Sovereign Debt	—	5,299,455	—	5,299,455
Municipal Bonds	—	3,049,551	—	3,049,551
Investments Purchased with Collateral from Securities Lending	4,770,165	—	—	4,770,165
Short-Term Investments:
Money Market Funds	26,362,784	—	—	26,362,784
Investments in Derivatives:
Forward Foreign Currency Contracts*	—	45,721	—	45,721
Futures Contracts*	543,100	—	—	543,100
Total	$31,676,049	$324,708,956	$—	$356,385,005
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,644,889.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	Principal Amount (000) rounds to less than $1,000.

(6)	Perpetual security. Maturity date is not applicable.

(7)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(9)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage backed securities may be subject to periodic principal paydowns.

(10)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(12)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

EUR	Euro

LIBOR	London Inter-Bank Offered Rate

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Income Fund

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.7%

	CORPORATE BONDS – 46.8%

	Aerospace & Defense – 1.0%

$2,785	BAE Systems Holdings Inc., 144A	3.850%	12/15/25	BBB	$2,815,383

400	Bombardier Inc., 144A	7.875%	4/15/27	B	412,500

930	Bombardier Inc., 144A	7.500%	3/15/25	B	957,900

1,500	General Dynamics Corporation	2.625%	11/15/27	A+	1,458,663
5,615	Total Aerospace & Defense				5,644,446

	Air Freight & Logistics – 0.7%

2,280	FedEx Corporation	3.300%	3/15/27	BBB	2,248,808

1,500	XPO Logistics Inc., 144A	6.500%	6/15/22	BB–	1,533,000
3,780	Total Air Freight & Logistics				3,781,808

	Airlines – 1.1%

893	American Airlines 2013-2 Class B Pass Through Trust, 144A	5.600%	7/15/20	BBB–	906,216

880	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	AA+	884,884

2,000	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	2,011,300

2,370	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	11/01/19	A+	2,418,700
6,143	Total Airlines				6,221,100

	Auto Components – 0.6%

600	Audient Global Holdings Ltd, 144A, (3)	4.875%	8/15/26	B	441,000

1,180	American Axle & Manufacturing Inc.	6.625%	10/15/22	B	1,208,025

750	American Axle & Manufacturing Inc.	6.250%	4/01/25	B	731,250

1,000	Panther BF Aggregator 2 LP / Panther Finance Co Inc., 144A, (WI/DD)	8.500%	5/15/27	B	1,002,500
3,530	Total Auto Components				3,382,775

	Automobiles – 0.6%

1,425	Ford Motor Credit Co LLC	5.584%	3/18/24	BBB	1,444,654

2,065	General Motors Co	4.000%	4/01/25	BBB	2,039,092
3,490	Total Automobiles				3,483,746

	Banks – 2.3%

2,435	Banco Santander SA	3.800%	2/23/28	A	2,363,073

2,865	Barclays PLC	3.650%	3/16/25	A	2,793,487

2,010	BNP Paribas SA., 144A	4.375%	5/12/26	A	2,043,424

2,100	ING Grope NV	3.950%	3/29/27	A+	2,109,750

2,425	PNC Financial Services Group Inc./The	3.150%	5/19/27	A+	2,431,000

1,450	SunTrust Bank/Atlanta GA	2.450%	8/01/22	A–	1,431,564
13,285	Total Banks				13,172,298

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Beverages – 0.4%

$2,000	Heineken NV, 144A	3.500%	1/29/28	BBB+	$2,011,754

	Building Products – 0.6%

930	American Wood mark Corporation, 144A	4.875%	3/15/26	BB	909,075

2,740	Owens Corning	4.200%	12/15/22	BBB	2,813,158
3,670	Total Building Products				3,722,233

	Capital Markets – 4.2%

3,630	Deutsche Bank AG/New York NY	4.875%	12/01/32	BBB	3,198,937

1,125	Donnelley Financial Solutions Inc.	8.250%	10/15/24	B	1,133,438

3,360	Goldman Sachs Group Inc./The	4.000%	3/03/24	A	3,462,641

1,375	Goldman Sachs Group Inc./The	5.250%	7/27/21	A	1,444,526

900	Goldman Sachs Group Inc./The	5.750%	1/24/22	A	965,505

2,295	Goldman Sachs Group Inc./The	4.250%	10/21/25	A–	2,350,772

1,955	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.850%	1/15/27	BBB	1,966,503

2,085	Lazard Group LLC	3.625%	3/01/27	A–	2,022,377

3,070	Morgan Stanley	4.000%	7/23/25	A	3,161,769

4,635	Morgan Stanley	3.950%	4/23/27	A–	4,643,451
24,430	Total Capital Markets				24,349,919

	Chemicals – 1.8%

3,000	Agrium Inc.	3.375%	3/15/25	BBB	2,927,260

995	Chemours Co/The	5.375%	5/15/27	BB–	988,463

1,000	FXI Holdings Inc., 144A	7.875%	11/01/24	B	930,000

1,500	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	1,507,500

1,465	DowDuPont Inc.	4.493%	11/15/25	A–	1,561,734

1,180	Nutrien Ltd, (WI/DD)	4.200%	4/01/29	BBB	1,213,383

1,350	NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BBB–	1,323,000
10,490	Total Chemicals				10,451,340

	Commercial Services & Supplies – 0.4%

1,575	ADT Security Corporation, 144A	4.875%	7/15/32	BB–	1,275,750

800	Staples Inc., 144A	8.500%	9/15/25	B–	872,000
2,375	Total Commercial Services & Supplies				2,147,750

	Communications – 0.1%

600	CommScope Finance LLC, 144A	8.250%	3/01/27	B+	622,500

	Construction Materials – 0.1%

675	Gates Global LLC / Gates Global Company, 144A	6.000%	7/15/22	B	677,639

	Consumer Finance – 1.3%

1,780	Capital One Financial Corporation	3.750%	3/09/27	A–	1,752,379

1,000	Curo Group Holdings Corporation, 144A	8.250%	9/01/25	B–	857,500

1,750	Discover Bank	4.250%	3/13/26	BBB+	1,778,145

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance (continued)

$745	Navient Corporation	6.750%	6/15/26	BB	$713,338

1,500	Refinitiv US Holdings Inc., 144A	8.250%	11/15/26	B+	1,471,875

1,000	TMX Finance LLC / TitleMax Finance Corporation, 144A	11.125%	4/01/23	B–	940,000
7,775	Total Consumer Finance				7,513,237

	Containers & Packaging – 0.1%

745	Crown Americas LLC / Crown Americas Capital Corporation IV	4.500%	1/15/23	BB–	752,450

	Diversified Consumer Services – 0.3%

1,500	Frontdoor Inc., 144A	6.750%	8/15/26	B2	1,533,750

	Diversified Financial Services – 4.1%

475	Avolon Holdings Funding Ltd, 144A	5.250%	5/15/24	BB+	489,250

1,064	Bank of America Corporation	4.000%	4/01/24	A+	1,107,812

1,105	Bank of America Corporation	3.248%	10/21/27	A+	1,082,835

3,662	Bank of America Corporation	3.419%	12/20/28	A+	3,584,191

1,405	Citigroup Inc.	4.500%	1/14/22	A	1,465,796

1,670	Citigroup Inc.	3.750%	6/16/24	A	1,729,839

1,895	Citigroup Inc.	3.200%	10/21/26	A	1,857,555

2,995	Citigroup Inc.	4.300%	11/20/26	A–	3,046,336

2,545	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	2,358,333

1,100	JPMorgan Chase & Co	3.875%	9/10/24	A+	1,128,400

4,250	JPMorgan Chase & Co	3.200%	1/25/23	AA–	4,310,244

2,000	Quicken Loans Inc., 144A	5.250%	1/15/28	Ba1	1,872,500
24,166	Total Diversified Financial Services				24,033,091

	Diversified Telecommunication Services – 2.1%

3,215	AT&T Inc.	3.400%	5/15/25	A–	3,183,345

883	Frontier Communications Corporation	8.500%	4/15/20	B	863,132

2,360	Qwest Corporation	6.750%	12/01/21	BBB–	2,511,158

500	Sprint Capital Corporation	6.875%	11/15/28	B+	480,625

2,650	Telefonica Emisiones SA	4.103%	3/08/27	BBB	2,685,222

2,200	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	2,157,107
11,808	Total Diversified Telecommunication Services				11,880,589

	Electric Utilities – 0.9%

1,262	Berkshire Hathaway Energy Co	6.125%	4/01/36	A–	1,588,094

1,000	Calpine Corporation, 144A	5.250%	6/01/26	BB+	995,000

1,000	Talen Energy Supply LLC	6.500%	6/01/25	B	880,000

1,725	Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB	1,791,844
4,987	Total Electric Utilities				5,254,938

	Electrical Equipment – 0.3%

1,540	Park Aerospace Holdings Ltd, 144A	5.250%	8/15/22	BB+	1,578,346

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy Equipment & Services – 1.3%

$1,100	Archrock Partners LP / Archrock Partners Finance Corporation, 144A	6.875%	4/01/27	B+	$1,121,670

1,500	Ensco PLC	5.200%	3/15/25	B	1,162,950

2,375	HSBC Holdings PLC	4.375%	11/23/26	A+	2,434,737

1,165	Oceaneering International Inc.	6.000%	2/01/28	BB+	1,106,750

1,000	Precision Drilling Corporation, 144A	7.125%	1/15/26	BB–	991,563

750	Shelf Drilling Holdings Ltd, 144A	8.250%	2/15/25	B–	710,625
7,890	Total Energy Equipment & Services				7,528,295

	Equity Real Estate Investment Trust – 0.8%

2,070	American Tower Corporation	5.000%	2/15/24	BBB	2,235,230

2,080	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	2,133,985
4,150	Total Equity Real Estate Investment Trust				4,369,215

	Food & Staples Retailing – 1.2%

2,990	CVS Health Corporation	4.300%	3/25/28	BBB	3,032,447

1,000	JBS USA LUX SA / JBS USA Finance Inc., 144A	6.750%	2/15/28	BB–	1,035,000

2,975	Sysco Corporation	3.300%	7/15/26	A3	2,955,789
6,965	Total Food & Staples Retailing				7,023,236

	Food Products – 0.1%

800	Post Holdings Inc., 144A	5.625%	1/15/28	B+	794,000

	Gas Utilities – 0.2%

1,250	Suburban Propane Partners LP/Suburban Energy Finance Corporation	5.500%	6/01/24	BB–	1,217,625

	Health Care Providers & Services – 0.7%

1,515	Centene Corporation, 144A	5.375%	6/01/26	BB+	1,579,388

715	CHS/Community Health Systems Inc.	6.250%	3/31/23	BB	671,206

250	HCA Inc.	5.875%	2/01/29	Ba2	269,362

100	HCA Inc.	5.625%	9/01/28	Ba2	105,750

1,525	Tenet Healthcare Corporation, 144A	6.250%	2/01/27	Ba3	1,582,187
4,105	Total Health Care Providers & Services				4,207,893

	Hotels, Restaurants & Leisure – 0.6%

720	1011778 BC ULC / New Red Finance Inc., 144A	5.000%	10/15/25	B	711,216

1,230	Hilton Domestic Operating Co Inc., 144A	5.125%	5/01/26	BB+	1,248,450

1,550	VOC Escrow Ltd, 144A	5.000%	2/15/28	Ba2	1,507,375
3,500	Total Hotels, Restaurants & Leisure				3,467,041

	Household Durables – 0.5%

1,940	Harman International Industries Inc.	4.150%	5/15/25	BBB+	1,997,563

1,000	TRI Pointe Group Inc.	5.250%	6/01/27	BB–	920,000
2,940	Total Household Durables				2,917,563

	Household Products – 0.2%

1,300	Kimberly-Clark de Mexico SAB de CV, 144A	3.250%	3/12/25	A	1,233,027

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial Conglomerates – 0.6%

$3,200	Siemens Financieringsmaatschappij NV, 144A	3.400%	3/16/27	A+	$3,242,593

	Insurance – 2.6%

646	Aflac Inc.	6.450%	8/15/40	A–	835,015

1,230	Genworth Holdings Inc., (3)	4.800%	2/15/24	B	1,014,750

1,940	Liberty Mutual Group Inc., 144A	4.569%	2/01/29	BBB	2,019,564

2,535	Lincoln National Corporation	4.000%	9/01/23	A–	2,650,471

750	Nationstar Mortgage Holdings Inc., 144A	8.125%	7/15/23	B	772,500

1,715	Symetra Financial Corporation	4.250%	7/15/24	Baa1	1,732,462

2,075	Unum Group	4.000%	3/15/24	BBB	2,105,525

1,805	Willis North America Inc.	3.600%	5/15/24	BBB	1,817,473

2,225	XLIT Ltd	4.450%	3/31/25	BBB+	2,317,840
14,921	Total Insurance				15,265,600

	Internet & Direct Marketing Retail – 0.3%

1,865	eBay Inc.	3.800%	3/09/22	BBB+	1,905,829

	Leisure Products – 0.1%

750	Mattel Inc., 144A	6.750%	12/31/25	BB–	737,813

	Machinery – 0.8%

750	Apex Tool Group LLC / BC Mountain Finance Inc., 144A	9.000%	2/15/23	B–	720,000

1,000	Cleaver-Brooks Inc., 144A	7.875%	3/01/23	B	925,000

700	Cloud Crane LLC., 144A	10.125%	8/01/24	B	752,500

1,000	Navistar International Corporation, 144A	6.625%	11/01/25	B+	1,016,250

975	USA Compression Partners LP / USA Compression Finance Corporation, 144A	6.875%	9/01/27	BB–	990,844
4,425	Total Machinery				4,404,594

	Marine – 0.2%

1,000	Stena International SA, 144A, (3)	5.750%	3/01/24	BB–	967,500

	Media – 1.7%

1,975	AMC Networks Inc.	4.750%	8/01/25	BB	1,960,188

1,790	Comcast Corporation	6.400%	5/15/38	A–	2,296,787

1,200	CSC Holdings LLC, 144A	6.500%	2/01/29	BB	1,277,250

1,000	Meredith Corporation	6.875%	2/01/26	B+	1,052,500

1,450	VTR Finance BV, 144A	6.875%	1/15/24	BB–	1,486,250

1,805	Warner Media LLC	3.875%	1/15/26	A–	1,812,451
9,220	Total Media				9,885,426

	Metals & Mining – 1.4%

1,250	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B	1,175,000

1,000	FMG Resources August 2006 Pty Ltd, 144A	5.125%	5/15/24	BB+	997,500

615	Hudbay Minerals Inc., 144A	7.250%	1/15/23	B+	635,756

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$1,000	Northwest Acquisitions ULC / Dominion Finco Inc., 144A	7.125%	11/01/22	BB	$880,000

1,000	Novelis Corporation, 144A	6.250%	8/15/24	B+	1,022,500

1,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corporation, 144A	7.500%	6/15/25	BB–	1,012,500

1,750	Tronox Inc., 144A, (3)	6.500%	4/15/26	B–	1,670,200

1,045	United States Steel Corporation	6.250%	3/15/26	B	977,169
8,660	Total Metals & Mining				8,370,625

	Oil, Gas & Consumable Fuels – 3.8%

1,250	Calumet Specialty Products Partners LP / Calumet Finance Corporation, (3)	6.500%	4/15/21	B–	1,225,000

1,000	Denbury Resources Inc., 144A	9.000%	5/15/21	B	972,500

600	Denbury Resources Inc., 144A	7.500%	2/15/24	B	512,250

2,405	Enterprise Products Operating LLC	2.800%	2/15/21	BBB+	2,406,737

2,700	MPLX LP	4.875%	6/01/25	BBB	2,876,117

1,000	PBF Holding Co LLC / PBF Finance Corporation	7.250%	6/15/25	BB	1,026,500

1,000	Peabody Energy Corporation, 144A	6.375%	3/31/25	BB	974,000

1,000	Petrobras Global Finance BV	7.375%	1/17/27	Ba2	1,103,750

1,275	Petro-Canada	6.800%	5/15/38	A–	1,653,000

2,200	Petroleos Mexicanos	6.500%	3/13/27	BBB+	2,209,262

1,345	Sabine Pass Liquefaction LLC	5.875%	6/30/26	BBB–	1,496,987

500	Sunoco LP / Sunoco Finance Corporation, 144A	6.000%	4/15/27	BB	501,250

1,000	Sunoco LP / Sunoco Finance Corporation	4.875%	1/15/23	BB	1,015,900

670	Targa Resources Partners LP / Targa Resources Partners Finance Corporation	4.250%	11/15/23	BB	667,487

150	Targa Resources Partners LP / Targa Resources Partners Finance Corporation, 144A	6.500%	7/15/27	BB	161,813

1,915	Western Midstream Operating LP	4.500%	3/01/28	BBB–	1,900,726

1,515	WPX Energy Inc.	5.750%	6/01/26	BB–	1,537,725
21,525	Total Oil, Gas & Consumable Fuels				22,241,004

	Paper & Forest Products – 0.7%

2,100	Domtar Corporation	6.750%	2/15/44	BBB–	2,179,700

1,460	International Paper Company	8.700%	6/15/38	BBB	2,048,975
3,560	Total Paper & Forest Products				4,228,675

	Personal Products – 0.1%

825	First Quality Finance Co Inc., 144A	5.000%	7/01/25	BB–	802,337

	Pharmaceuticals – 0.5%

1,050	Bausch Health Americas Inc., 144A	8.500%	1/31/27	B–	1,113,000

1,515	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	BB	1,528,519
2,565	Total Pharmaceuticals				2,641,519

	Professional Services – 0.3%

1,635	Verisk Analytics Inc.	4.125%	3/15/29	BBB+	1,677,993

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Management & Development – 0.2%

$1,500	Hunt Cos Inc., 144A	6.250%	2/15/26	BB–	$1,398,750

	Road & Rail – 1.0%

1,835	CSX Corporation	4.250%	3/15/29	BBB+	1,950,229

750	Hertz Corporation/The, 144A, (3)	7.625%	6/01/22	B+	767,625

1,500	Union Pacific Corporation	4.500%	9/10/48	A–	1,597,072

750	United Rentals North America Inc.	6.500%	12/15/26	BB–	789,375

1,000	United Rentals North America Inc.	4.875%	1/15/28	BB–	972,700
5,835	Total Road & Rail				6,077,001

	Semiconductors & Semiconductor Equipment – 0.5%

2,655	Intel Corporation, (3)	3.150%	5/11/27	A+	2,686,188

	Software – 0.9%

875	CDK Global Inc.	5.875%	6/15/26	BB+	914,375

2,450	Microsoft Corporation	3.300%	2/06/27	AAA	2,518,606

925	SS&C Technologies Inc., 144A	5.500%	9/30/27	B+	934,250

1,250	West Corporation, 144A	8.500%	10/15/25	B3	1,075,000
5,500	Total Software				5,442,231

	Specialty Retail – 1.0%

2,000	AutoNation Inc.	4.500%	10/01/25	BBB–	2,009,018

1,500	L Brands Inc.	6.875%	11/01/35	Ba1	1,295,625

1,290	Lowe’s Cos Inc.	3.100%	5/03/27	BBB+	1,254,747

1,250	PGT Escrow Issuer Inc., 144A	6.750%	8/01/26	B	1,296,875
6,040	Total Specialty Retail				5,856,265

	Technology Hardware, Storage & Peripherals – 0.2%

1,175	GCI LLC	6.875%	4/15/25	B+	1,226,406

	Trading Companies & Distributors – 0.5%

515	Ashtead Capital Inc., 144A	4.125%	8/15/25	BBB–	505,988

600	Ashtead Capital Inc., 144A	5.250%	8/01/26	BBB–	613,500

900	Fortress Transportation & Infrastructure Investors LLC, 144A	6.750%	3/15/22	B+	915,750

1,000	H&E Equipment Services Inc.	5.625%	9/01/25	BB–	997,500
3,015	Total Trading Companies & Distributors				3,032,738

	Wireless Telecommunication Services – 0.8%

1,000	Hughes Satellite Systems Corporation	6.625%	8/01/26	BB–	980,000

1,040	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	998,400

1,422	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	3.360%	9/20/21	Baa2	1,421,449

1,350	Telecom Italia SpA/Milano, 144A	5.303%	5/30/24	BBB–	1,356,750
4,812	Total Wireless Telecommunication Services				4,756,599
$270,187	Total Corporate Bonds (cost $268,482,189)				271,821,290

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 19.9%

$3,075		Ally Auto Receivables Trust 2017-3, Series ALLYA 2017-3 A4	2.010%	3/15/22	AAA	$3,045,442

26		Alternative Loan Trust 2004-24CB, Series CWALT 2004-24CB 2A1	5.000%	11/25/19	BB+	25,921

2,230		American Homes 4 Rent 2014-SFR2 Trust, Series AH4R 2014-SFR2 A, 144A	3.786%	10/17/36	Aaa	2,292,925

2,469		Applebee’s Funding LLC / IHOP Funding LLC, Series DIN 2014-1 A2, 144A	4.277%	9/05/44	BBB	2,479,506

18		Banc of America Alternative Loan Trust 2005-5, Series BOAA 2005-5 2CB1	6.000%	6/25/35	D	18,060

1,200		Banc of America Commercial Mortgage Trust 2015-UBS7, Series BACM 2015-UBS7 C	4.507%	9/15/48	A–	1,231,474

2,400		BBCMS Trust 2015-STP, Series BBCMS 2015-STP D, 144A	4.427%	9/10/28	BBB–	2,399,624

553		CHL Mortgage Pass-Through Trust 2005-27, Series CWHL 2005-27 1A7	5.500%	12/25/35	Caa1	535,174

1,690		Citigroup Commercial Mortgage Trust 2015-GC29, Series CGCMT 2015-GC29 C	4.280%	4/10/48	A–	1,699,116

3,000		Cold Storage Trust 2017-ICE3, Series COLD 2017-ICE3 A, 144A, (1-Month LIBOR reference rate + 1.000% spread), (4)	3.473%	4/15/36	AAA	3,000,025

3,940		COMM 2015-CCRE22 Mortgage Trust, Series COMM 2015-CR22 C	4.255%	3/10/48	A–	4,027,611

3,260		COMM 2015-CCRE26 Mortgage Trust, Series COMM 2015-CR26 C	4.632%	10/10/48	A–	3,343,683

98		Credit Suisse First Boston Mortgage Securities Corp, Series CSFB 2003-23 3A4	5.750%	9/25/33	AA+	102,774

3,477		Domino’s Pizza Master Issuer LLC, Series DPABS 2017-1A A2I, 144A, (3-Month LIBOR reference rate + 1.250% spread), (4)	0.000%	7/25/47	BBB+	3,467,245

3,625		Domino’s Pizza Master Issuer LLC, Series DPABS 2017-1A A2II, 144A	3.082%	7/25/47	BBB+	3,580,940

34		Fannie Mae Interest Strip, Series FNS 366 25	5.000%	9/25/24	N/R	952

13,150		Fannie Mae Mortage Pool, FN 3.5 4/19, (WI/DD)	3.500%	TBA	N/R	13,332,354

755		Fannie Mae Mortage Pool, FN 4 4/19, (WI/DD)	4.000%	TBA	N/R	776,647

1,430		Fannie Mae Mortage Pool, FN 4.5 4/19, (WI/DD)	4.500%	TBA	N/R	1,489,958

483		Fannie Mae Mortgage Pool FN 255956	5.500%	10/01/25	N/R	515,152

35		Fannie Mae Mortgage Pool FN 256890	6.000%	9/01/37	N/R	38,417

68		Fannie Mae Mortgage Pool FN 725205	5.000%	3/01/34	Aaa	72,855

93		Fannie Mae Mortgage Pool FN 725773	5.500%	9/01/34	Aaa	102,774

37		Fannie Mae Mortgage Pool FN 735060	6.000%	11/01/34	N/R	41,013

37		Fannie Mae Mortgage Pool FN 745101	6.000%	4/01/32	N/R	39,080

172		Fannie Mae Mortgage Pool FN 745324	6.000%	3/01/34	N/R	185,109

27		Fannie Mae Mortgage Pool FN 824163	5.500%	4/01/35	N/R	29,785

34		Fannie Mae Mortgage Pool FN 831377	6.500%	4/01/36	N/R	37,792

17		Fannie Mae Mortgage Pool FN 852909	6.500%	4/01/36	N/R	18,799

—	(5)	Fannie Mae Mortgage Pool FN 889618	5.500%	5/01/38	N/R	89

29		Fannie Mae Mortgage Pool FN 893318	6.500%	8/01/36	N/R	32,646

1		Fannie Mae Mortgage Pool FN 905597, (12-Month LIBOR reference rate + 1.875% spread), (4)	4.875%	12/01/36	N/R	911

38		Fannie Mae Mortgage Pool FN 944340	6.000%	6/01/37	N/R	41,775

23		Fannie Mae Mortgage Pool FN 946228, (12-Month LIBOR reference rate + 1.546% spread), (4)	4.296%	9/01/37	N/R	23,876

—	(5)	Fannie Mae Mortgage Pool FN 985344	5.500%	7/01/38	N/R	59

158		Fannie Mae Mortgage Pool FN AA0005	5.500%	11/01/38	N/R	173,102

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$102	Fannie Mae Mortgage Pool FN AA0889	5.500%	12/01/38	N/R	$109,280

2	Fannie Mae Mortgage Pool FN AL1187	5.500%	7/01/24	N/R	1,823

1,855	Fifth Third Auto Trust 2017-1, Series FITAT 2017-1 A3	1.800%	2/15/22	AAA	1,843,549

3,041	Flagstar Mortgage Trust 2017-2, Series FSMT 2017-2 A5, 144A	3.500%	10/25/47	Aaa	3,043,081

2,855	Flagstar Mortgage Trust 2018-4, Series FSMT 2018-4 A4, 144A	4.000%	7/25/48	Aaa	2,887,776

2,957	FOCUS Brands Funding LLC, Series FOCUS 2017-1A A2II, 144A	5.093%	4/30/47	BBB	3,059,205

176	Freddie Mac Gold Pool A17212	6.500%	7/01/31	N/R	194,519

45	Freddie Mac Gold Pool H09059	7.000%	8/01/37	N/R	47,626

2,465	GS Mortgage Securities Trust 2015-GC32, Series GSMS 2015-GC32 D	3.345%	7/10/48	BBB-	2,181,690

3,000	Honda Auto Receivables 2017-2 Owner Trust, Series HAROT 2017-2 A4	1.870%	9/15/23	AAA	2,959,561

1,069	Impac Secured Assets CMN Owner Trust, Series IMSA 2000-3 M1	8.000%	10/25/30	CCC	1,006,258

3,215	Invitation Homes 2018-SFR2 Trust, Series IHSFR 2018-SFR2 A, 144A, (1-Month LIBOR reference rate + 0.900% spread), (4)	3.373%	6/17/37	Aaa	3,212,135

3,515	Invitation Homes 2018-SFR3 Trust, Series IHSFR 2018-SFR3 A, 144A, (1-Month LIBOR reference rate + 1.000% spread), (4)	3.474%	7/17/37	Aaa	3,507,666

5,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI, Series JPMCC 2017-MAUI A, 144A, (1-Month LIBOR reference rate + 0.830% spread), (4)	3.302%	7/15/34	AAA	4,981,149

511	JP Morgan Alternative Loan Trust 2007-S1, Series JPALT 2007-S1 A1, (1-Month LIBOR reference rate + 0.280% spread), (4)	2.757%	4/25/47	BBB+	496,365

1,500	JPMCC Commercial Mortgage Securities Trust 2017-JP5, Series JPMCC 2017-JP5 A5	3.723%	3/15/50	Aaa	1,555,138

1,875	MASTR Reperforming Loan Trust 2005-1, Series MARP 2005-1 1A4, 144A	7.500%	8/25/34	C	1,885,983

3,100	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series NRART 2017-T1 DT1, 144A	4.002%	2/15/51	BBB	3,077,826

2,558	New Residential Mortgage Loan Trust 2017-6, Series NRZT 2017-6A A1, 144A	4.000%	8/27/57	Aaa	2,598,240

3,900	Ocwen Master Advance Receivables Trust, Series OMART 2016-T2 DT2, 144A	4.446%	8/16/49	BBB	3,900,168

2,115	Ocwen Master Advance Receivables Trust, Series OMART 2018-T2 DT2, 144A	4.532%	8/15/50	BBB	2,126,506

2,089	Planet Fitness Master Issuer LLC, Series PLNT 2018-1A A2I, 144A	4.262%	9/05/48	BBB–	2,123,224

70	RALI Series 2005-QS12 Trust, Series RALI 2005-QS12 A7	5.500%	8/25/35	Caa2	66,726

1,085	Sequoia Mortgage Trust 2017-CH2, Series SEMT 2017-CH2 A10, 144A	4.000%	12/25/47	Aaa	1,095,496

2,344	Sequoia Mortgage Trust 2018-CH4, Series SEMT 2018-CH4 A10, 144A	4.500%	10/25/48	Aaa	2,399,998

3,922	Shellpoint Co-Originator Trust 2017-2, Series SCOT 2017-2 A4, 144A	3.500%	10/25/47	Aaa	3,935,249

1,502	Sierra Timeshare Conduit Receivables Funding LLC, Series SRFC 2017-1A B, 144A	3.200%	3/20/34	BBB	1,494,623

3,095	Starwood Waypoint Homes 2017-1 Trust, Series SWH 2017-1 A, 144A, (1-Month LIBOR reference rate + 0.950% spread), (4)	3.423%	1/17/35	Aaa	3,092,106

1,818	Taco Bell Funding LLC, Series BELL 2016-1A A2II, 144A	4.377%	5/25/46	BBB	1,856,704

1,000	UBS-Barclays Commercial Mortgage Trust 2013-C5, Series UBSBB 2013-C5 C, 144A	4.213%	3/10/46	A3	1,006,199

2,730	Volkswagen Auto Loan Enhanced, Series VALET 2018-1 A2A	2.810%	7/20/21	AAA	2,731,762

136	Wachovia Mortgage Loan Trust LLC Series 2005-B Trust, Series WMLT 2005-B 1A1	4.533%	10/20/35	D	133,364

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$128	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA3 Trust, Series WAMMS 2004-RA3 2A	6.050%	8/25/38	AA	$132,846

7	Wells Fargo Mortgage Backed Securities 2005-AR16 Trust, Series WFMBS 2005-AR16 3A2	4.979%	3/25/35	AA+	7,686

2,630	WFRBS Commercial Mortgage Trust 2011-C3, Series WFRBS 2011-C3 C, 144A	5.335%	3/15/44	A1	2,698,324
$115,094	Total Asset-Backed and Mortgage-Backed Securities (cost $114,826,236)				115,652,516

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 9.8%

	Automobiles – 0.4%

$2,470	General Motors Financial Co Inc., (3)	5.750%	N/A (6)	BB+	$2,164,337

	Banks – 1.6%

2,000	CoBank ACB	6.250%	N/A (6)	BBB+	2,095,000

2,797	KeyCorp	5.000%	N/A (6)	Baa3	2,735,746

1,000	M&T Bank Corporation	5.125%	N/A (6)	Baa2	1,006,000

2,570	SunTrust Banks Inc.	5.050%	N/A (6)	Baa3	2,515,516

1,000	Wachovia Capital Trust III	5.570%	N/A (6)	Baa2	987,050
9,367	Total Banks				9,339,312

	Capital Markets – 1.4%

2,325	Bank of New York Mellon Corporation	4.950%	N/A (6)	Baa1	2,348,250

3,005	Goldman Sachs Group Inc./The	5.300%	N/A (6)	Ba1	3,024,533

1,000	Morgan Stanley	5.550%	N/A (6)	BB+	1,017,600

1,605	State Street Corporation	5.250%	N/A (6)	Baa1	1,639,106
7,935	Total Capital Markets				8,029,489

	Commercial Services & Supplies – 0.3%

1,550	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	1,567,437

	Consumer Finance – 1.0%

2,020	American Express Co	5.200%	N/A (6)	Baa2	2,030,100

3,920	Capital One Financial Corporation	5.550%	N/A (6)	Baa3	3,978,800
5,940	Total Consumer Finance				6,008,900

	Diversified Financial Services – 2.1%

1,195	Bank of America Corporation., (3)	6.300%	N/A (6)	BBB–	1,298,069

2,830	Bank of America Corporation	6.100%	N/A (6)	BBB–	2,994,451

2,000	Citigroup Inc.	5.950%	N/A (6)	BB+	2,040,000

4,000	JPMorgan Chase & Co	6.750%	N/A (6)	Baa2	4,385,320

1,710	Voya Financial Inc., (3)	6.125%	N/A (6)	BB+	1,735,650
11,735	Total Diversified Financial Services				12,453,490

	Food Products – 0.5%

2,780	Land O’ Lakes Inc., 144A	8.000%	N/A (6)	BB	2,863,400

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Industrial Conglomerates – 0.3%

$2,011	General Electric Co			5.000%	N/A (6)	BBB–	$1,874,353

	Insurance – 1.9%

3,770	Aegon NV			5.500%	4/11/48	Baa1	3,765,966

3,870	American International Group Inc.			5.750%	4/01/48	Baa2	3,772,283

3,730	MetLife Inc.			5.250%	N/A (6)	BBB	3,761,108
11,370	Total Insurance						11,299,357

	Wireless Telecommunication Services – 0.3%

1,500	Vodafone Group PLC, (WI/DD)			7.000%	4/04/79	N/R	1,524,627
$56,658	Total $1,000 Par (or similar) Institutional Preferred (cost $57,153,615)						57,124,702

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 8.7% (7)

	Aerospace & Defense – 0.4%

$2,494	TrandsDigm 2018, Term Loan E, (WI/DD)	TBD	TBD	TBD	TBD	N/R	$2,433,056

	Building Products – 0.3%

2,000	Quikrete Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,956,430

	Chemicals – 1.4%

2,500	Messer Industries, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	2,453,137

2,500	PolyOne Corporation, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	2,479,700

2,500	PQ Corporation, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	2,476,175

600	Univar, Inc., Term Loan B	4.750%	3-Month LIBOR	2.250%	7/01/24	BB+	594,249
8,100	Total Chemicals						8,003,261

	Commercial Services & Supplies – 1.9%

2,500	ADS Waste Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	2,492,975

2,000	Filtration Group Corporation, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,991,670

1,500	Granite Acquisition Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,499,295

1,500	Packers Holdings LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,455,000

2,000	Staples Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,987,490

1,496	Universal Services of America, Initial Term Loan, First Lien	6.243%	3-Month LIBOR	3.750%	7/28/22	BB	1,450,512
10,996	Total Commercial Services & Supplies						10,876,942

	Containers & Packaging – 0.3%

1,500	Pregis Holding Corporation, Term Loan	6.313%	3-Month LIBOR	3.500%	5/20/21	B	1,481,250

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (2)	Value

	Containers & Packaging (continued)

$200	Tank Holding Corporation, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	$200,605
1,700	Total Containers & Packaging						1,681,855

	Entertainment – 0.3%

1,500	SESAC Holdco II LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,467,502

	Food Products – 0.3%

1,798	Hostess Brands LLC, Term Bond B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,752,520

	Health Care Providers & Services – 1.4%

2,000	Concentra Inc., Term Loan B–1, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,990,840

1,700	Gentiva Health Services Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,706,375

2,500	Pharmaceutical Product Development, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	2,478,850

1,995	RegionalCare Hospital Partners Holdings Inc., Term Loan B, (DD1)	6.981%	3-Month LIBOR	4.500%	11/16/25	B+	1,977,235
8,195	Total Health Care Providers & Services						8,153,300

	IT Services – 0.3%

2,000	NeuStar Inc., Term Loan B–5, (DD1)	7.000%	3-Month LIBOR	4.500%	8/08/24	BB–	1,963,330

	Internet & Direct Marketing Retail – 0.3%

1,995	Shutterfly Inc., Term Loan B–2, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,967,569

	Machinery – 0.3%

2,000	Milacron LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,960,000

	Pharmaceuticals – 0.3%

997	Endo Luxemburg Finance, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	981,877

975	Valeant Pharmaceuticals International, Inc., Term Loan B, First Lien	5.481%	3-Month LIBOR	3.000%	6/02/25	Ba2	969,774
1,972	Total Pharmaceuticals						1,951,651

	Professional Services – 0.3%

1,700	Dun & Bradstreet Corporation, Term Loan	7.736%	3-Month LIBOR	5.000%	2/06/26	BB	1,684,062

	Semiconductors & Semiconductor Equipment – 0.2%

1,200	Ultra Clean Holdings Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,158,006

	Software – 0.2%

1,000	Infor (US), Inc., Term Loan B-6	5.250%	3-Month LIBOR	2.750%	2/01/22	B1	997,110

	Specialty Retail – 0.1%

500	PetSmart Inc., Term Loan B-2, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	N/R	449,752

	Textiles, Apparel & Luxury Goods – 0.4%

2,000	Samsonite International, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,979,170
$51,150	Total Variable Rate Senior Loan Interests (cost $50,594,869)						50,435,516

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		CONTINGENT CAPITAL SECURITIES – 6.8% (9)

		Banks – 4.9%

$1,590		Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (6)	Baa2	$1,683,413

1,400		Banco Bilbao Vizcaya Argentaria SA, (3)	6.125%	N/A (6)	Ba2	1,249,500

1,300		Banco Mercantil del Norte SA/Grand Cayman, 144A	7.625%	N/A (6)	BB	1,300,000

2,000		Barclays PLC	7.750%	N/A (6)	BB+	2,003,400

2,500		BNP Paribas SA, 144A	6.625%	N/A (6)	BBB–	2,496,875

2,905		Credit Agricole SA, 144A, (3)	7.875%	N/A (6)	BBB–	3,117,698

2,000		Credit Agricole SA, 144A	8.125%	N/A (6)	BBB–	2,246,304

2,000		ING Groep NV	6.500%	N/A (6)	BBB–	1,973,800

1,195		Intesa Sanpaolo SpA, 144A	7.700%	N/A (6)	BB–	1,129,275

1,500		Lloyds Banking Group PLC	7.500%	N/A (6)	Baa3	1,545,000

265		Nordea Bank Abp, 144A	6.625%	N/A (6)	BBB	264,669

1,600		Nordea Bank Abp, 144A	6.125%	N/A (6)	BBB	1,560,000

1,999		Royal Bank of Scotland Group PLC	7.500%	N/A (6)	BB+	2,036,481

3,020		Societe Generale SA, 144A	6.750%	N/A (6)	BB+	2,785,950

1,880		Standard Chartered PLC, 144A	7.500%	N/A (6)	Ba1	1,959,900

950		UniCredit SpA, Reg S	8.000%	N/A (6)	B+	888,170
28,104		Total Banks				28,240,435

		Capital Markets – 1.9%

2,000		Credit Suisse Group AG, 144A	7.500%	N/A (6)	BB	2,114,888

2,860		Credit Suisse Group AG, 144A	7.500%	N/A (6)	BB	2,942,225

2,000		Macquarie Bank Ltd/London, 144A	6.125%	N/A (6)	Ba1	1,846,600

3,005		UBS Group Funding Switzerland AG, Reg S	7.000%	N/A (6)	BBB–	3,166,519

1,000		UBS Group Funding Switzerland AG, 144A	7.000%	N/A (6)	BBB–	1,015,030
10,865		Total Capital Markets				11,085,262
$38,969		Total Contingent Capital Securities (cost $40,110,616)				39,325,697

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 3.7%

		Argentina – 0.3%

$2,785		Argentine Republic Government International Bond	6.875%	1/11/48	B	$2,046,975

		Dominican Republic – 0.2%

1,000		Dominican Republic International Bond, 144A	6.875%	1/29/26	BB–	1,097,500

		Egypt – 0.7%

4,400		Egypt Government International Bond, 144A	5.577%	2/21/23	B+	4,367,704

		Germany – 2.1%

10,300	EUR	Bundesrepublik Deutschland Bundesanleihe, Reg S	0.250%	2/15/27	N/R	12,026,041

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Ghana – 0.4%

$2,200	Ghana Government International Bond, 144A	8.125%	3/26/32	B	$2,189,176
	Total Sovereign Debt (cost $21,657,979)				21,727,396

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.8%

$2,015	United States Treasury Bond	2.750%	11/15/47	Aaa	$1,990,757

2,862	United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	Aaa	2,857,259
$4,877	Total U.S. Government and Agency Obligations (cost $4,757,162)				4,848,016

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.7%

	Diversified Financial Services – 0.4%

20,600	AgriBank FCB, (11)	6.875%		BBB+	$2,121,800

	Insurance – 0.3%

70,000	Enstar Group Ltd	7.000%		BB+	1,782,900
	Total $25 Par (or similar) Retail Preferred (cost $3,810,000)				3,904,700

Principal Amount (000)	Description (1)		Optional Call Provisions (12)	Ratings (2)	Value

	MUNICIPAL BONDS – 0.3%

	Georgia – 0.3%

$1,549	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57		No Opt. Call	BBB+	$1,832,560
$1,549	Total Municipal Bonds (cost $1,684,421)				1,832,560

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.2%

	Media – 0.2%

$1,300	DISH Network Corporation	2.375%	3/15/24	Ba3	$1,072,333
$1,300	Total Convertible Bonds (cost $1,085,675)				1,072,333

Shares	Description (1)				Value

	COMMON STOCKS – 0.0%

	Building Products – 0.0%

50	Dayton Superior Class A, (13), (14)				$—

55	Dayton Superior Class 1, (13)				1
	Total Common Stock (cost $20,079)				1
	Total Long-Term Investments (cost $564,182,841)				567,744,727

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.6%

	Money Market Funds – 2.6%

15,127,860	First American Government Obligations Fund, Class X, (15)	2.361% (16)	$15,127,860
	Total Investments Purchased with Collateral from Securities Lending (cost $15,127,860)		15,127,860

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 11.3%

	Money Market Funds – 11.3%

65,471,619	First American Treasury Obligations Fund, Class Z	2.330% (16)	$65,471,619
	Total Short-Term Investments (cost $65,471,619)		65,471,619
	Total Investments (cost $644,782,320) – 111.6%		648,344,206
	Other Assets Less Liabilities – (11.6)% (17)		(67,572,956)
	Net Assets – 100%		$580,771,250

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. Dollar	$11,897,893	Euro	$10,414,175	Bank of America, N.A.	5/31/19	$151,978

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(51)	6/19	$(5,854,517)	$(5,907,234)	$(52,717)	$11,555
U.S. Treasury 10-Year Note	Long	74	6/19	9,052,152	9,192,187	140,035	(20,813)
U.S. Treasury Long Bond	Long	247	6/19	35,912,692	36,965,094	1,052,402	(92,625)
U.S. Treasury Ultra 10-Year Note	Short	(20)	6/19	(2,604,950)	(2,655,625)	(50,676)	5,625
U.S. Treasury Ultra Bond	Long	234	6/19	37,748,098	39,312,000	1,563,902	(87,750)
Total				$74,253,475	$76,906,422	$2,652,946	$(184,008)
*	The aggregate notional amount of long and short-positions is $82,712,942 and $(8,459,467), respectively.

Interest Rate Swaps – OTC Cleared

Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (18)	Maturity Date	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$60,000,000	Receive	3-Month LIBOR	3.032%	Semi-Annually	6/22/18	6/22/28	$(3,718,071)	$(3,718,071)	$165,094

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normal included in financial statements prepared in accordance with U.S. GAA have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$271,821,290	$—	$271,821,290
Asset-Backed and Mortgage-Backed Securities	—	115,652,516	—	115,652,516
$1,000 Par (or similar) Institutional Preferred	—	57,124,702	—	57,124,702
Variable Rate Senior Loan Interests	—	50,435,516	—	50,435,516
Contingent Capital Securities	—	39,325,697	—	39,325,697
Sovereign Debt	—	21,727,396	—	21,727,396
U.S. Government and Agency Obligations	—	4,848,016	—	4,848,016
$25 Par (or similar) Retail Preferred	1,782,900	2,121,800	—	3,904,700
Municipal Bonds	—	1,832,560	—	1,832,560
Convertible Bonds	—	1,072,333	—	1,072,333
Common Stocks	—	—	1	1
Investments Purchased with Collateral from Securities Lending	15,127,860	—	—	15,127,860
Short-Term Investments:
Money Market Funds	65,471,619	—	—	65,471,619
Investments in Derivatives:
Forward Foreign Currency Contracts*	—	151,978	—	151,978
Futures Contracts*	2,652,946	—	—	2,652,946
Interest Rate Swaps*	—	(3,718,071)	—	(3,718,071)
Total	$85,035,325	$562,395,733	$1	$647,431,059
*	Represents net unrealized appreciation (depreciation).

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $14,653,057.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	Principal Amount (000) rounds to less than $1,000.

(6)	Perpetual security. Maturity date is not applicable.

(7)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(10)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(11)	For fair value measurement disclosure purposes, investment classified as Level 2.

(12)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgagebacked securities may be subject to periodic principal paydowns.

(13)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(14)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(15)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(16)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(17)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(18)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

EUR	Euro

LIBOR	London Inter-Bank Offered Rate

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not know prior to settlement of this transaction.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.